As filed with the Securities and Exchange Commission on December 26, 2007

                                                            File Nos. 333-133844
                                                                       811-21868

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                         Pre-Effective Amendment No.  [ ]
                         Post-Effective Amendment No. [1]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                         Amendment No.                [3]

                        (Check appropriate box or boxes)

                      SURGEONS DIVERSIFIED INVESTMENT FUND
                              (Name of Registrant)

                               633 N. Saint Clair
                          Chicago, Illinois 60611-3211

                         Telephone Number: 312-202-5056

                                   Savitri Pai
                         Surgeons Asset Management, LLC
                               633 N. Saint Clair
                          Chicago, Illinois 60611-3211

                     Please send copy of communications to:
                               Alan Goldberg, Esq.
                             Bell, Boyd & Lloyd LLC
                           Three First National Plaza
                       70 West Madison Street, Suite 3100
                          Chicago, Illinois 60602-4207

It is proposed that this filing will become effective (check appropriate box):

| |   immediately upon filing pursuant to paragraph (b)
|X|   on (December 28, 2007) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   on (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

SURGEONS
DIVERSIFIED
INVESTMENT
FUND

[LOGO]   Serving the membership of the
         American College of Surgeons

--------------------------------------------------------------------------------

PROSPECTUS

DECEMBER 28, 2007

Surgeons Diversified Investment Fund (the "Fund"), a sole series of Surgeons Diversified Investment Fund, is an open-end, diversified management investment company offering its shares solely to members of the American College of Surgeons (the "College"), their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations all with College membership representation; and Trustees of the Fund. Individuals must be a U.S. Citizen or resident of the U.S. with a valid social security number to invest in the Fund. Shares of the Fund are no-load, which means you pay no sales charges.

For information or assistance in opening an account, please call toll-free 800.208.6070.

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records. The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

         | DIVERSIFIED
Surgeons | INVESTMENT
         | FUND

                                TABLE OF CONTENTS

                                                                            PAGE
Risk/Return Summary.......................................................    1

Fees and Expenses.........................................................    5

Descriptions of the Underlying ETFs.......................................    6

Principal Risks of Investing in the Underlying ETFs.......................   10

Fund Management...........................................................   15

How the Fund Values Its Shares............................................   18

How to Buy Shares.........................................................   19

How to Redeem Shares......................................................   23

Shareholder Statements and Reports........................................   25

Dividends, Distributions and Taxes........................................   26

Financial Highlights......................................................   27

Customer Privacy Policy...................................................   28

For More Information................................................ Back Cover

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

      Surgeons Diversified Investment Fund seeks to provide long-term capital appreciation and income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund is intended to provide an opportunity for members of the American College of Surgeons (the "College"), their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations all with College membership representation; and Trustees of the Fund to invest their assets and benefit from asset allocation, diversification, rebalancing and liquidity of the Fund.

      The Fund seeks to achieve its investment objective by investing up to 100% of its net assets in Exchange Traded Funds (the "Underlying ETFs"). Northern Trust Investments, N.A. (the "ETF Subadviser"), as the investment subadviser to the Fund, will be responsible for managing the Fund's investments in the Underlying ETFs. When the Fund has accumulated sufficient net assets in the opinion of the Fund's investment manager (at least $100 million), the Fund intends to retain additional investment subadvisers in the equity and fixed income markets to achieve the Fund's investment objective and to invest in securities other than Underlying ETFs.

      The Underlying ETFs are exchange traded investment companies that are registered under the Investment Company Act of 1940 and hold a portfolio of common stocks or other securities designed to track the performance of a particular index. The Underlying ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday.

      Under normal market conditions, the Fund intends to allocate approximately 70% of its net assets (measured at market value at the time of purchase) to Underlying ETFs that invest primarily in equity securities ("Underlying Equity ETFs") and approximately 30% to Underlying ETF(s) that invest primarily in fixed income securities ("Underlying Fixed Income ETF(s)"). The Fund intends to invest approximately 25% of its assets in Underlying ETFs that invest primarily in equity securities of non-U.S. companies. Fixed income investments may include U.S. Government securities, non-convertible debt of "investment grade" quality (rated Baa or higher by Moody's or BBB or higher by S&P) and money market instruments. The Fund also may invest in fixed income securities that are below "investment grade," but this is not a principal investment strategy. Within the fixed income portion of the Fund, the Fund intends to maintain a dollar weighted average maturity and duration consistent with its representative bond index (currently the Lehman Brothers U.S. Aggregate Index, the dollar weighted average maturity of which ranges from 5 to 10 years and is currently approximately 7 years and the duration of which ranges from 3.7 to 5.1 years). Duration is a measure of a fixed income security's price sensitivity to interest rate changes. Duration takes into account such security's cash flows over time including the possibility that a fixed income security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. For example, a 5 year duration means the security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The greater a fixed income security or fund's duration, the greater its price volatility in response to changes in interest rates. In contrast, maturity measures only the time until final payment is due.

      The Fund currently allocates its assets as follows:

            -----------------------------------------------------
                       ASSET CLASS                  ALLOCATION
            -----------------------------------------------------
              US EQUITY
            -----------------------------------------------------
                  Large Cap Value Stocks                 8%
            -----------------------------------------------------
                  Large Cap Growth Stocks                8%
            -----------------------------------------------------
                  Large Cap Index Stocks                 8%
            -----------------------------------------------------
                  Small Cap Value Stocks               3.5%
            -----------------------------------------------------
                  Small Cap Growth Stocks              3.5%
            -----------------------------------------------------
                  REIT Stocks                            6%
            -----------------------------------------------------
                  Energy Stocks                          6%
            -----------------------------------------------------
                  SUB-TOTAL US EQUITY                   43%
            -----------------------------------------------------
              INTERNATIONAL EQUITY                      23%
            -----------------------------------------------------
              EMERGING MARKET                            4%
            -----------------------------------------------------
              US FIXED INCOME                           30%
            -----------------------------------------------------
              TOTAL                                    100%
            -----------------------------------------------------

      As a result of market gains or losses, the percentage of the Fund's assets invested in any asset allocation category may be different than the asset allocation model shown above. These percentages are approximate and the ETF Subadviser will invest any shareholder investments received by the Fund in the manner it deems necessary to achieve the above-listed asset allocation; however, the actual percentage of the Fund's assets invested in each asset allocation category may fluctuate. Unless and until Surgeons Asset Management, LLC (the "Manager"), the Fund's investment manager, appoints a new subadviser to manage the portion of the Fund's portfolio allocated to U.S. fixed income securities, the Fund's investment in the iShares(R) Lehman Aggregate Bond Fund may exceed 25% of the Fund's net assets. The Fund also may hold a minimal amount of cash or cash equivalents, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

      The Fund has no restrictions on market capitalization. The Fund intends to be broadly diversified according to market capitalization and sector, geography, and other investment characteristics. The Manager reserves the right to adjust the asset allocation model to respond to changes in the market or if it believes the fundamental outlook for a certain asset class has changed significantly. The Manager will review the asset allocation of the Fund at least three to four times annually to determine whether to alter the asset allocation model. In making its determination, the Manager will evaluate market conditions, such as interest rate changes, economic, financial and political factors, and any conditions that have a disproportionate effect on a certain segment of the market. The Fund may invest in Underlying ETFs that mirror the Fund's proposed asset allocation based upon various criteria, including performance benchmarks, established by the Manager.

      The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying ETFs in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying ETFs from time to time. The ETF Subadviser will review the asset allocation of the Fund and consider whether to rebalance the Fund's holdings in accordance with the Manager's asset allocation model at least quarterly, and more often as it deems necessary. The frequency with which the ETF Subadviser rebalances the Fund will depend to a large extent upon the amount and frequency of share purchases and redemptions and the extent to which the values of portfolio securities fluctuate.

      When the Fund has accumulated sufficent net assets in the opinion of the Manager (at least $100 million), the Fund intends to retain additional subadvisers who will pursue the Fund's investment objective. For the fixed income portion of the Fund's portfolio, it is anticipated that the subadvisers will vary the average maturity of the Fund's assets and make buy and sell decisions of individual securities based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

      For the equity portion of the Fund's portfolio, the investment strategies of the Fund's subadvisers will differ, but it is anticipated that they typically will emphasize individual securities that have one or more of the following characteristics:

o prices they believe are significantly below the intrinsic value of the company;

o     favorable prospects for earnings growth;

o     above average return on equity and dividend yield;

o a professional management team that has produced strong and consistent company performance; and

o     sound overall financial condition of the issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND

      The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. This information is important to your investment choice.

      INVESTING IN THE UNDERLYING ETFS. The Fund's investments are concentrated in the Underlying ETFs, and the Fund's investment performance is directly related to the investment performance of the Underlying ETFs it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying ETFs to meet their objectives, as well as the allocation among those Underlying ETFs by the Manager and ETF Subadviser. The value of the Underlying ETFs' investments, and the net asset values of the shares of both the Fund and the Underlying ETFs, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying ETFs invest. There can be no assurance that the investment objective of the Fund or any Underlying ETF will be achieved.

      Investing in Underlying ETFs involves risks generally associated with investments in a broadly based portfolio of common stocks that do not apply to conventional funds, including: (1) the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an Underlying ETF; (2) an active trading market for an Underlying ETF's shares may not develop or be maintained; (3) trading of an Underlying ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) Underlying ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily.

      INVESTING IN FIXED INCOME SECURITIES. The Fund intends to invest approximately 30% of its assets in fixed income securities, or Underlying ETFs that invest primarily in fixed income securities. In addition, other Underlying ETFs also may invest to a lesser extent in fixed income securities and thus the Fund is subject to interest rate risk and credit risk. Interest rate risk is the chance that fixed income securities prices will fall as interest rates rise. Long-term fixed income securities normally will have more price volatility because of this risk than short-term fixed income securities. Credit risk is the risk that an issuer or guarantor of fixed income securities may default on its obligation to pay interest and repay principal.

      INVESTING IN FOREIGN SECURITIES. The Fund intends to invest approximately 25% of its assets in international equity securities, or Underlying ETFs that invest primarily in international equity securities. In addition, other ETFs also may invest to a lesser extent in foreign issuers and thus the Fund is subject to additional risks, including changes in foreign currency exchange rates and political risk associated with investing in foreign issuers. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin, Central and South America, Eastern Europe, Africa and the Middle East. Therefore, investing in the Fund generally involves certain risks considerations not typically associated with investing in securities of U.S. issuers, such as less liquid and less efficient markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction costs or settlement fees and the potential for difficulties in enforcing contractual obligations. Since foreign exchanges are open on days when the Fund does not price its shares, the value of any foreign securities held by the Fund or an Underlying ETF may change on days when shareholders will not be able to purchase or sell the Fund's shares.

      EXPENSES. You may invest in the Underlying ETFs directly. By investing in the Underlying ETFs indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETFs held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. The total expenses of the Underlying ETFs held by the Fund during the prior fiscal period are listed in the section "Fees and Expenses."

      More information about the investment techniques of the Underlying ETFs, and their associated risks, is provided under "Descriptions of the Underlying ETFs" and "Principal Risks of the Underlying ETFs" in this Prospectus and in the Statement of Additional Information ("SAI").

PERFORMANCE HISTORY

      Performance information has not been presented because the Fund does not have a full calendar year of performance to report.

FEES AND EXPENSES
--------------------------------------------------------------------------------

      This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    Sales Charge (Load) Imposed on Purchases                              None
    Deferred Sales Charge (Load)                                          None
    Sales Charge (Load) Imposed on Reinvested Dividends                   None
    Redemption Fee (as a percentage of the amount redeemed)               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

    Management Fees                                                      1.00%
    Distribution (12b-1) Fees(1)                                         0.00%
    Other Expenses                                                       0.96%
    Acquired Fund Fees and Expenses(2)                                   0.26%
                                                                        ------
    Total Annual Fund Operating Expenses                                 2.22%
    Less Management Fee Reductions(3)                                   (0.61%)
                                                                        ------
    Net Annual Fund Operating Expenses(4)                                1.61%
                                                                        ======

(1) The Fund has adopted a plan of distribution under which the Fund may incur expenses related to the distribution of shares. The annual limitation for payment of such expenses under the plan is 0.25% of the Fund's average daily net assets. However, the Fund did not incur any distribution related expenses during its most recent fiscal period.

(2) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal period in investment companies (including the Underlying
      ETFs) and other pooled investment vehicles.

(3) The Manager has contractually agreed for the life of the Fund to reduce management fees and/or reimburse the Fund's expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of Acquired Fund Fees and Expenses) to 1.35% per annum of the Fund's average daily net assets. Management fee reductions and expense reimbursements by the Manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed 1.35% per annum.

(4) Net Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets disclosed in the Financial Highlights (see page 27) because such ratio does not include Acquired Fund Fees and Expenses.

EXAMPLE:

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR            3 YEARS          5 YEARS         10 YEARS
          ------            -------          -------         --------
           $ 164             $ 508            $ 876           $1,911

DESCRIPTIONS OF THE UNDERLYING ETFS
--------------------------------------------------------------------------------

      A description of the other investment strategies that the Underlying ETFs may employ and the risks associated with these strategies is provided below. Because of the types of securities in which the Fund invests and the investment techniques that the Fund uses, the Fund is designed for investors who are investing all or a portion of their assets for the long term. While the Manager tries to reduce risks by diversifying investments, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective.

      The following is a concise description of the investment objectives and practices of each Underlying ETF in which the Fund may invest as of the date of this Prospectus. No offer is made in this Prospectus of any of the Underlying ETFs. The Fund also may invest in other Underlying ETFs not listed below that may become available for investment in the future at the discretion of the Manager without shareholder approval. Additional information regarding the investment practices of these Underlying ETFs is provided in the SAI. A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the SAI and on the Fund's website. For information regarding the disclosure of the Underlying ETFs' portfolio securities holdings, see the applicable Underlying ETF's prospectus.

--------------------------------------------------------------------------------
        INVESTMENT
       CATEGORY AND
     UNDERLYING ETF(S)        INVESTMENT OBJECTIVES     INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------
iShares(R) Russell 1000     Seek investment results    Invests at least 90%
Value Index Fund            that correspond            of its assets in
                            generally to the price     securities of the
iShares(R) S&P 500 Value    and yield performance,     underlying index.  May
Index Fund                  before fees and            invest up to 10% of its
                            expenses, of the large     assets in securities
                            capitalization value       not included in the
                            sector of the U.S.         underlying index, but
                            equity market, as          which the investment
                            represented by their       manager believes will
                            respective indices.        help the Underlying ETF
                                                       track its respective
                                                       index. Invests in a
                                                       representative sampling
                                                       of securities in the
                                                       index, which have a
                                                       similar investment
                                                       profile as the
                                                       underlying index in
                                                       order to track the
                                                       index.
--------------------------------------------------------------------------------
LARGE CAP GROWTH
--------------------------------------------------------------------------------
iShares(R) Russell 1000     Seek investment results    Invests at least 90%
Growth Index Fund           that correspond            of its assets in
                            generally to the price     securities of the
iShares(R) S&P 500 Growth   and yield performance,     underlying index.  May
Index Fund                  before fees and            invest up to 10% of its
                            expenses, of the large     assets in securities
                            capitalization growth      not included in the
                            sector of the U.S.         underlying index, but
                            equity market, as          which the investment
                            represented by their       manager believes will
                            respective indices.        help the Underlying ETF
                                                       track its respective
                                                       index. Invests in a
                                                       representative sampling
                                                       of securities in the
                                                       index, which have a
                                                       similar investment
                                                       profile as the
                                                       underlying index in
                                                       order to track the
                                                       index.
--------------------------------------------------------------------------------
LARGE CAP INDEX
--------------------------------------------------------------------------------
SPDR(R) Trust               Intends to provide         Invests in
                            investment results that,   substantially all of
                            before expenses,           the component common
                            generally correspond to    stocks which comprise
                            the price and yield        the S&P 500 Index and
                            performance of the S&P     mirrors the weighting
                            500 Index.                 of each component
                                                       company in the Index.
                                                       This Underlying ETF
                                                       issues Standard &
                                                       Poor's Depositary
                                                       Receipts ("SDPRs"),
                                                       which represent an
                                                       undivided ownership
                                                       interest in the
                                                       portfolio stocks held
                                                       by the Trust.
--------------------------------------------------------------------------------
iShares(R) S&P 500          Seeks investment           Invests at least 90%
Index Fund                  results that correspond    of its assets in
                            generally to the price     securities of the S&P
                            and yield performance,     500 Index.  May invest
                            before fees and            up to 10% of its assets
                            expenses, of the S&P 500   in securities not
                            Index.                     included in the index,
                                                       but which the
                                                       investment manager
                                                       believes will help the
                                                       Underlying ETF track
                                                       the S&P 500 Index.
                                                       Invests in a
                                                       representative sampling
                                                       of securities in the
                                                       index, which have a
                                                       similar investment
                                                       profile as the S&P 500
                                                       Index in order to track
                                                       the index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        INVESTMENT
       CATEGORY AND
     UNDERLYING ETF(S)        INVESTMENT OBJECTIVES     INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
 SMALL CAP VALUE
--------------------------------------------------------------------------------
iShares(R) Russell 2000     Seek investment results    Invests at least 90%
Value Index Fund            that correspond            of its assets in
                            generally to the price     securities of the
iShares(R) S&P Small Cap    and yield performance,     underlying index.  May
600 Value Index Fund        before fees and            invest up to 10% of its
                            expenses, of the small     assets in securities
                            capitalization value       not included in the
                            sector of the U.S.         underlying index, but
                            equity market, as          which the investment
                            represented by their       manager believes will
                            respective indices.        help the Underlying ETF
                                                       track its respective
                                                       index. Invests in a
                                                       representative sampling
                                                       of securities in the
                                                       index, which have a
                                                       similar investment
                                                       profile as the
                                                       underlying index in
                                                       order to track the
                                                       index.
--------------------------------------------------------------------------------
SMALL CAP GROWTH
--------------------------------------------------------------------------------
iShares(R) Russell 2000     Seek investment results    Invests at least 90%
Growth Index Fund           that correspond            of its assets in
                            generally to the price     securities of the
iShares(R) S&P Small Cap    and yield performance,     underlying index.  May
600 Growth Index Fund       before fees and            invest up to 10% of its
                            expenses, of the small     assets in securities
                            capitalization growth      not included in the
                            sector of the U.S.         underlying index, but
                            equity market, as          which the investment
                            represented by their       manager believes will
                            respective indices.        help the Underlying ETF
                                                       track its respective
                                                       index. Invests in a
                                                       representative sampling
                                                       of securities in the
                                                       index, which have a
                                                       similar investment
                                                       profile as the
                                                       underlying index in
                                                       order to track the
                                                       index.
--------------------------------------------------------------------------------
REITS EQUITIES
--------------------------------------------------------------------------------
Vanguard(R) REIT ETF        Seeks to provide a high    Normally invests
                            level of income and        approximately 98% of
                            moderate long-term         its assets in stocks
                            capital appreciation by    issued by equity real
                            tracking the performance   estate investment
                            of the Morgan Stanley      trusts listed on the
                            REIT Index, a benchmark    Morgan Stanley REIT
                            index that measures the    Index; the remaining
                            performance of publicly    assets are allocated to
                            traded equity REITs.       cash investments.
--------------------------------------------------------------------------------
iShares(R) Dow Jones U.S.   Seeks investment           Invests at least 90%
Real Estate Index Fund      results that correspond    of its assets in
                            generally to the price     securities of the
                            and yield performance,     underlying index.
                            before fees and            Invests in a
                            expenses, of the Dow       representative sampling
                            Jones U.S. Real Estate     of securities in the
                            Index.                     index, which have a
                                                       similar investment
                                                       profile as the
                                                       underlying index in
                                                       order to track the
                                                       index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         INVESTMENT
        CATEGORY AND
     UNDERLYING ETF(S)        INVESTMENT OBJECTIVES     INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
ENERGY EQUITIES
--------------------------------------------------------------------------------
Vanguard(R) Energy ETF       Seeks to track the        Invests in
                             performance of the MCSI   substantially all of
                             U.S. Investable Market    the component stocks
                             Energy Index, an index    which comprise the
                             of stocks of large,       index and mirrors the
                             medium-size and small     weighting of each in
                             U.S. companies within     the index.
                             the energy sector, as
                             classified under Global
                             Industry Classification
                             Standard ("GICS").
--------------------------------------------------------------------------------
SDPR(R) Energy               Seeks to track the        Invests in
                             performance of a          substantially all of
                             benchmark index (the      the component stocks
                             energy sector of the      which comprise the
                             S&P 500 Index) that       index and mirrors the
                             measures the investment   weighting of each in
                             return of energy          the index.
                             companies that
                             primarily develop and
                             produce crude oil and
                             natural gas, and
                             provide drilling and
                             other energy - related
                             services.
--------------------------------------------------------------------------------
iShares(R) S&P Global        Seeks investment          Invests at least 90%
Energy Sector Index Fund     results that correspond   of its assets in the
                             generally to the price    securities of the S&P
                             and yield performance,    Global Energy Sector
                             before fees and           Index or in American
                             expenses, of the S&P      Depositary Receipts
                             Global Energy Sector      ("ADRs"), Global
                             Index.                    Depositary Receipts
                                                       ("GDRs") or European
                                                       Depositary Receipts
                                                       ("EDRs") representing
                                                       securities in the
                                                       index.  May invest up
                                                       to 10% of its net
                                                       assets in securities
                                                       not included in the
                                                       index, but which the
                                                       investment manager
                                                       believes will help the
                                                       Underlying ETF track
                                                       the index.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
iShares(R) MSCI EAFE         Seeks investment          Invests at least 90%
Index Fund                   results that correspond   of its assets in the
                             generally to the price    securities of its
                             and yield performance,    underlying index or in
                             before fees and           American Depositary
                             expenses, of the MSCI     Receipts ("ADRs"),
                             EAFE Index (an equity     Global Depositary
                             benchmark for             Receipts ("GDRs") or
                             international stock       European Depositary
                             performance).             Receipts ("EDRs")
                                                       representing securities
                                                       in the underlying
                                                       index.  May invest up
                                                       to 10% of its net
                                                       assets in securities
                                                       not included in the
                                                       index, but which the
                                                       investment manager
                                                       believes will help the
                                                       Underlying ETF track
                                                       the index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        INVESTMENT
       CATEGORY AND
     UNDERLYING ETF(S)        INVESTMENT OBJECTIVES     INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
U.S. FIXED INCOME
--------------------------------------------------------------------------------

iShares(R) Lehman           Seeks investment           Invests approximately
Aggregate Bond Fund         results that correspond    90% of its assets in
                            generally to the price     the bonds in the U.S.
This ETF's weighted         and yield performance,     investment grade bond
average maturity is 6.67    before fees and            market (rated Baa3/BBB
years and its effective     expenses, of the total     or higher by Moody's
duration is 4.39 years as   United States investment   Investors Service,
of November 29, 2007.       grade bond market as       Inc., Standard & Poors,
                            defined by the Lehman      and Fitch Ratings)
                            Brothers U.S. Aggregate    represented in the
                            Index.  The index          underlying index and in
                            provides a measure of      securities (via
                            the performance of the     representative
                            U.S. investment grade      sampling) that provide
                            bond market (rated         substantially similar
                            Baa3/BBB or higher by      exposure to securities
                            Moody's Investors          in the index.  May
                            Service, Inc., Standard    invest the remainder of
                            & Poors, and Fitch         its assets in bonds not
                            Ratings).                  in the index but which
                                                       the investment manager
                                                       believes will help the
                                                       Underlying ETF track
                                                       the index, as well as
                                                       in cash and
                                                       high-quality, liquid
                                                       short-term instruments,
                                                       including shares of
                                                       money market funds
                                                       affiliated with the
                                                       investment manager.

--------------------------------------------------------------------------------
EMERGING MARKET
--------------------------------------------------------------------------------

Vanguard Emerging           Seeks to track the         Invests substantially
Markets Stock Index Fund    performance of a           all (normally about
(ETF Shares)                benchmark index that       95%) of its assets in
                            measures the investment    the common stocks
                            return of stocks issued    included in the MSCI
                            by companies located in    Emerging Markets Index,
                            emerging market            while employing a form
                            countries.                 of sampling to reduce
                                                       risk. The MSCI Emerging
                                                       Markets Index includes
                                                       approximately 840
                                                       common stocks of
                                                       companies located in
                                                       emerging markets around
                                                       the world.

--------------------------------------------------------------------------------

      THE PARTICULAR UNDERLYING ETFS IN WHICH THE FUND MAY INVEST, THE ASSET ALLOCATION PERCENTAGES AND THE FUND'S INVESTMENTS IN EACH UNDERLYING ETF MAY BE CHANGED FROM TIME TO TIME AT THE DISCRETION OF THE MANAGER.

PRINCIPAL RISKS OF INVESTING
IN THE  UNDERLYING ETFS
--------------------------------------------------------------------------------

      Loss of money is a risk of investing in each Underlying ETF. An investment in an Underlying ETF is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Underlying ETFs and may result in a loss of your investment in the Fund. There can be no assurance that an Underlying ETF will achieve its investment objective.

RISKS THAT APPLY TO ALL UNDERLYING ETFS:

      o NAV RISK - The risk that the net asset value ("NAV") of the Underlying ETF and the value of your investment will fluctuate.

      o INTEREST RATE RISK - The risk that when interest rates increase, fixed income securities held by an Underlying ETF in which it invests will decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

      o CREDIT/DEFAULT RISK - The risk that an issuer or guarantor of fixed income securities held by an Underlying ETF may default on its obligation to pay interest and repay principal.

      o MARKET RISK - The risk that the value of the securities in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. An Underlying ETF may be overweighted from time to time in one or more industry sectors, which will increase the Underlying ETF's exposure to risk of loss from adverse developments affecting those sectors.

      o DERIVATIVES RISK - The risk that loss may result from an Underlying ETF's investments in options, futures, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to an Underlying ETF.

      o MANAGEMENT RISK - The risk that a strategy used by the Manager or an investment manager to an Underlying ETF may fail to produce the intended results.

      o LIQUIDITY RISK - The risk that an Underlying ETF will not be able to pay redemption proceeds within the time period stated in the Underlying ETF's prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Underlying ETFs that invest in non-investment grade fixed income securities, small and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

RISKS THAT APPLY PRIMARILY TO THE UNDERLYING FIXED INCOME ETF(S):

      o CALL RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, an Underlying ETF may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

      o EXTENSION RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Underlying ETF will also suffer from the inability to invest in higher yielding securities.

      o U.S. GOVERNMENT SECURITIES RISK - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying ETFs, such as those issued by the Federal National
            Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying ETFs may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

RISK THAT APPLIES PRIMARILY TO THE UNDERLYING EQUITY ETFS:

      o STOCK RISKS - Because Underlying Equity ETFs normally invest most, or a substantial portion, of their assets in common stocks, the value of an Underlying Equity ETF's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Underlying ETF's share price, which will fluctuate as the values of the Underlying ETF's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

RISKS THAT ARE PARTICULARLY IMPORTANT FOR SPECIFIC UNDERLYING ETFS:

      Because the Fund invests in the Underlying ETFs, the Fund's shareholders will be affected by the investment policies of the Underlying ETFs in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs.
The  Fund  may  invest  in  Underlying   ETFs  that  in  turn  invest  in  small
capitalization companies, energy stocks, value stocks and growth stocks, among others. The Fund also may invest in Underlying ETFs that in turn invest in non-investment grade fixed income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying ETFs may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. Below are additional risks that are particularly important for specific Underlying ETFs.

      o NON-DIVERSIFICATION RISK - The iShares(R) Russell 1000 Growth Index Fund, the iShares(R) S&P 500 Growth Index Fund, iShares(R) Dow Jones U.S. Real Estate Index Fund, iShares(R) S&P Global Energy Sector Index Fund, iShares(R) MSCI EAFE Index Fund and Vanguard(R) Energy ETFs are each non-diversified, meaning that each is permitted to invest more of its assets in fewer issuers than "diversified" mutual funds. Thus, these Underlying ETFs may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

      o FOREIGN RISK - The risk that when an Underlying ETF invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss also may result from the imposition of exchange controls, confiscations and other government restrictions. The Fund and certain Underlying ETFs listed above will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when an Underlying ETF invests in issuers located in emerging countries.

      o SOVEREIGN RISK - Certain Underlying ETFs will be subject to the risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Sovereign Risk includes the following risks:

            o POLITICAL RISK - The risks associated with the general political and social environment of a country. These factors may include among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

            o ECONOMIC RISK - The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product ("GDP"), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

            o REPAYMENT RISK - The risk associated with the inability of a country to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable rate structure.

      o EMERGING COUNTRIES RISK - Certain Underlying ETFs and in particular the Vanguard Emerging Markets Stock Index Fund may invest in emerging country securities. The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

      o MID-CAP AND SMALL-CAP RISK - Certain Underlying ETFs can invest in small-cap and mid-cap stocks. The securities of small and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable an Underlying ETF to effect sales at an advantageous time or without a substantial drop in price.

      o INITIAL PUBLIC OFFERING ("IPO") RISK - The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an Underlying ETF's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on an Underlying ETF. As the asset base grows, the effect of an Underlying ETF's investments in IPOs on its performance will probably decline, which could also reduce the Underlying ETF's performance.

      o "JUNK BOND" RISK - Certain Underlying ETFs listed above may invest in non-investment grade fixed income securities (commonly known as "junk bonds") that are considered predominantly speculative by traditional investment standards. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Some of the Underlying ETFs may purchase the securities of issuers that are in default.

      o CONCENTRATION RISK - The risk that if an Underlying ETF invests more than 25% of its total assets in issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Underlying ETF's investments more than if its investments were not so concentrated.

      o FOREIGN CURRENCY TRADING RISK - The iShares(R) S&P Global Energy Sector Index Fund and iShares(R) MSCI EAFE Index Fund may engage in foreign currency transactions and may be subject to higher transaction and custody costs and delays in attendant settlement procedures. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment managers' expectations may produce significant losses to these Underlying ETFs.

      o INVESTMENT STYLE RISK - Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth-oriented funds will typically underperfom when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. The Fund's asset allocation strategy is designed to mitigate these risks.

      TEMPORARY DEFENSIVE STRATEGIES. In response to adverse market, economic, political or other conditions, the Manager may invest up to 100% of the Fund's assets in cash or cash equivalents. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

      PORTFOLIO TURNOVER. Although it cannot be accurately predicted, the annual portfolio turnover of each Underlying ETF is not expected to exceed 100%, but may be either higher or lower. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Underlying ETF. Higher portfolio turnover of an Underlying ETF also may result in a proportionately (compared to those with lower portfolio turnover) greater amount of capital gains distributions to the Fund, which in turn are required to be distributed to shareholders of the Fund.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER

      Surgeons Asset Management, LLC (the "Manager"), an investment adviser registered with the Securities and Exchange Commission, serves as the investment manager to the Fund. The Manager is a limited liability company and a wholly-owned subsidiary of the American College of Surgeons, whose address is 633 N. Saint Clair Street, Chicago, Illinois 60611. Because the Fund is being offered primarily as a member benefit for members of the College, the Manager does not expect to generate a profit. However, the Fund expects its subadvisers will profit from providing subadvisory services to the Fund, and that the Manager, the College or their affiliates may profit directly or indirectly from operation of the Fund through possible increased membership to the College and higher salaries or bonuses for current or future employees of the Manager, the College or their affiliates. The Manager has limited experience running a mutual fund or managing investments. Currently, the Manager manages only the assets of the Fund.

      The Manager is responsible for determining the asset allocation of the Fund, establishing the appropriate benchmarks for performance for each asset allocation category selected by the Manager for the Fund and then evaluating and monitoring the ETF Subadviser's investments in the Underlying ETFs. Subject to the general supervision of the Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs. The Manager also will select and recommend subadvisers for the Board's approval and supervise the Fund's non-advisory operations.

      For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets. The Manager has contractually agreed for an indefinite term to reduce its management fees and/or reimburse the Fund for its ordinary operating expenses to the extent necessary to maintain the total operating expenses of the Fund at a ratio of 1.35% of the Fund's average daily net assets pursuant to an Expense Limitation Agreement. Any such fee reductions by the Manager, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.35% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

      In addition, the Fund, as a shareholder in the Underlying ETFs, will indirectly bear a proportionate share of any investment management fees and other expenses paid by the Underlying ETFs. The following chart shows the total net operating expense ratios (management fee plus other operating expenses) of institutional shares of each Underlying ETF in which the Fund currently intends to invest after applicable fee waivers and expense limitations (as listed in the Underlying ETF's prospectus as of the date of this Prospectus). In addition, the following chart shows the contractual investment management fees payable to the Underlying ETFs' investment advisers by the Underlying ETFs (in each case as an annualized percentage of the Underlying ETF's net assets). Absent voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time, the total operating expense ratios of certain Underlying ETFs would be higher.

                                                                      TOTAL NET
                                                       CONTRACTUAL    OPERATING
                                                        MANAGEMENT     EXPENSE
   UNDERLYING EXCHANGE TRADED FUND                         FEE          RATIO
--------------------------------------------------------------------------------
    iShares(R) Dow Jones U.S. Real Estate Index Fund      0.48%         0.48%
--------------------------------------------------------------------------------
    iShares(R) Lehman Aggregate Bond Fund                 0.20%         0.20%
--------------------------------------------------------------------------------
    iShares(R) MSCI EAFE Index Fund                       0.34%         0.34%
--------------------------------------------------------------------------------
    iShares(R) Russell 1000 Growth Index Fund             0.20%         0.20%
--------------------------------------------------------------------------------
    iShares(R) Russell 1000 Value Index Fund              0.20%         0.20%
--------------------------------------------------------------------------------
    iShares(R) Russell 2000 Growth Index Fund             0.25%         0.25%
--------------------------------------------------------------------------------
    iShares(R) Russell 2000 Value Index Fund              0.25%         0.25%
--------------------------------------------------------------------------------
    iShares(R) S&P 500 Growth Index Fund                  0.18%         0.18%
--------------------------------------------------------------------------------
    iShares(R) S&P 500 Index Fund                         0.09%         0.09%
--------------------------------------------------------------------------------
    iShares(R) S&P 500 Value Index Fund                   0.18%         0.18%
--------------------------------------------------------------------------------
    iShares(R) S&P Global Energy Sector Index Fund        0.48%         0.48%
--------------------------------------------------------------------------------
    iShares(R) S&P Small Cap 600 Growth Index Fund        0.25%         0.25%
--------------------------------------------------------------------------------
    iShares(R) S&P Small Cap 600 Value Index Fund         0.25%         0.25%
--------------------------------------------------------------------------------
    SPDR(R) Energy                                        0.05%         0.24%
--------------------------------------------------------------------------------
    SPDR(R) Trust                                         0.06%         0.09%
--------------------------------------------------------------------------------
    Vanguard(R) Emerging Markets Stock Index Fund         0.23%         0.30%
--------------------------------------------------------------------------------
    Vanguard(R) Energy ETF                                0.22%         0.25%
--------------------------------------------------------------------------------
    Vanguard(R) REIT ETF                                  0.10%         0.12%
--------------------------------------------------------------------------------

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment management contract with the Manager is available in the Fund's semi-annual report to shareholders for the period ended February 28, 2007.

THE ETF SUBADVISER

      Northern Trust Investments, N.A. (the "ETF Subadviser"), 50 South LaSalle Street, Chicago, Illinois 60603, has been retained by the Manager to manage the Fund's investments in the Underlying ETFs. Within each asset allocation category determined by the Manager, the ETF Subadviser will determine how the Fund's assets should be invested among the Underlying ETFs to best mirror the performance benchmark established for each asset allocation category by the Manager. Pursuant to the terms of the subadvisory agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to 0.30% of the Fund's average daily net assets, subject to a minimum annual fee of $42,000 ($10,500 quarterly). The ETF Subadviser is a subsidiary of The Northern Trust Company, which is the principal subsidiary of Northern Trust Corporation. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of September 30, 2007, Northern Trust Corporation and its subsidiaries had assets under custody of $4.1 trillion, and assets under investment management of $761 billion.

      A discussion of the factors considered by the Board of Trustees in approving the subadvisory agreement with the ETF Subadviser is available in the Fund's semiannual report for the period ended February 28, 2007.

ADDITIONAL SUBADVISERS

      When the Fund has accumulated at least $100 million in net assets, the Fund may hire an additional subadviser to manage each of the asset allocation categories in which the Fund invests, in which case the subadvisers would be responsible for making investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of the Manager and the Board of Trustees, the subadvisers would have complete discretion as to the purchase and sale of investments for the Fund, consistent with the Fund's investment objective, policies and restrictions.

      Under current law, the appointment or replacement of subadvisers requires the approval of a fund's shareholders. The Fund intends to apply for an exemptive order from the Securities and Exchange Commission that would permit the Fund, subject to certain conditions required by the Commission, to appoint an unaffiliated subadviser or to replace an existing subadviser with a new, unaffiliated subadviser with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders, however, would be notified and provided with information regarding the appointment or replacement of any subadviser. The Fund cannot guarantee that such exemptive relief will be granted.

PORTFOLIO MANAGER

      The portfolio manager for the Fund is Grant Johnsey, who is a Vice President of Northern Trust Investments, N.A., the ETF Subadviser, and leads the ETF Subadviser's North America Transition Management business. Mr. Johnsey joined the ETF Subadviser in 2004. Prior to 2004, Mr. Johnsey was employed by Capital Institutional Services, Inc. (an institutional brokerage firm) where he was a senior manager of transitions and program trading. For additional information about the portfolio manager's compensation, other accounts managed by him, and his ownership of Fund shares, please see the SAI.

THE ADMINISTRATOR

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

THE DISTRIBUTOR

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's principal underwriter pursuant to a Distribution Agreement. The Distributor is a wholly-owned
subsidiary   of   Ultimus.   Fund  shares  also  may  be  sold   through   other
broker-dealers.

DISTRIBUTION (12B-1) PLAN

      The Fund has adopted a plan of distribution pursuant to and in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Fund may, directly or indirectly, engage in (among other things) any activities related to the distribution of shares of the Fund and certain shareholder support services. The Fund is authorized to engage in such activities listed, either directly or through other persons with which the Fund has entered into agreements related to this Plan and to pay directly, or reimburse the Manager for, any such fees or other costs in an amount equal, on an annual basis, to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads.

HOW THE FUND VALUES ITS SHARES
--------------------------------------------------------------------------------

      The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. In accordance with the federal securities laws, your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

      The Fund determines its NAV by dividing its total net assets by the number of shares outstanding at the close of the prior day's trading. The Fund values its portfolio securities at their current market values determined on the basis of market quotations or, if market quotations are not readily available or are considered to be unreliable due to significant market or other events, at their fair values as determined under procedures adopted by the Fund's Board of Trustees.

      For Underlying ETFs that invest a significant portion of assets in foreign equity securities, "fair value" prices for such securities are typically provided by an independent fair value service; under such circumstances, Underlying ETFs use these pricing services to assist in the determination of market value. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for an Underlying ETF, the most recent closing price for such security on its principal exchange will generally be its fair value on such date.

      In addition, the investment manager of an Underlying ETF may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying ETF's NAV. Significant events that could affect a large number of securities in a particular market may include: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals. One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Underlying ETF shares. However, it involves the risk that the values used by the Underlying ETFs to price their investments may be different from those used by other investment companies and investors to price the same investments.

      Foreign securities may trade in their local markets on days the Fund is closed. As a result, the NAV of the Fund or Underlying ETFs in which it invests that hold foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

      The Fund is a no-load Fund. This means that shares may be purchased without imposition of any sales charges. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

ELIGIBLE INVESTORS

      Only eligible investors may purchase shares of the Fund. Eligible investors include members of the American College of Surgeons, their families and employees; affiliated retirement plans, physician practice plans and U.S. medical societies and associations all with College membership representation; and Trustees of the Fund. Individuals must be a U.S. citizen or resident of the U.S. with a valid social security number to invest in the Fund.

MINIMUM INITIAL INVESTMENT

      The minimum initial investment in the Fund is $25,000. The minimum investment requirement may be waived or reduced for certain types of retirement accounts and direct deposit accounts, or in the Manager's sole discretion and particularly for those members of the College who are just beginning their practice.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

      BY MAIL. To open a new account by mail:

      o     Complete and sign the account application.

      o     Enclose a check payable to "Surgeons Diversified Investment Fund."

      o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

                      Surgeons Diversified Investment Fund
                      c/o Ultimus Fund Solutions, LLC
                      P.O. Box 46707
                      Cincinnati, Ohio 45246-0707

      All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No third party checks, cash, drafts, credit cards, travelers checks, credit card checks, post-dated checks, money orders or cashiers checks of less than $10,000 will be accepted. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

      By sending your check to the Fund or the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

      BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-208-6070. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

                      U.S. Bank
                      ABA # 042 0000 13
                      Attention: Surgeons Diversified Investment Fund Credit Account # 130107148152
                      Account Name __________________
                      For Account # _________________

      An order is considered received when the Fund receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

      THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

      Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $1,000. Additional purchases may be made:

      o By sending a check, made payable to "Surgeons Diversified Investment Fund," to Surgeons Diversified Investment Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

      o     By wire to the Fund account as described under "Opening an Account -
            By  Wire."   Shareholders   should  call  the   Transfer   Agent  at
            1-800-208-6070 before wiring funds.

      o     Through your brokerage firm or other financial institution.

      o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

      BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $1,000 or $100, respectively. ACH is the electronic transfer of funds directly to the Fund from an account you maintain with a financial institution. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-208-6070. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-800-208-6070. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of your order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. While the Fund may delay payment of the proceeds in this situation, the shareholder will receive the next determined NAV after the Fund receives the redemption request for shares redeemed. The shareholder will be held responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. Failure to notify the Fund in advance of an ACH transfer could result in a delay in completing your transaction.

      ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

      You may make automatic periodic investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be at least $25,000 and $1,000, respectively, under the automatic investment plan, unless the Manager has waived your investment minimum. Please inquire with the Manager regarding a waiver of the investment minimum. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

PURCHASES IN KIND

      The Fund reserves the right to allow shareholders, subject to the Fund's prior approval, to purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment objective and policies) and that have values that are readily ascertainable in accordance with the Fund's valuation policies.

CUSTOMER IDENTIFICATION AND VERIFICATION

      The Fund is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person that opens an account. As a result, the Fund must obtain the following information when you open an account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

      You also may be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to check your identifying information against various databases. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening an account unless they receive the minimum identifying information listed above.

      After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

      The Fund is designed to serve as a long-term investment vehicle and not as a frequent or short-term trading ("market timing") vehicle. Frequent short-term trading may adversely affect the interests of the Fund's long-term shareholders. Such trading has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.

      The Fund discourages frequent purchases and redemptions of shares of the Fund. With this goal in mind, the Board of Trustees has adopted policies and procedures that are intended to detect and prevent market timing in shares of the Fund. The Fund, through its service providers, monitors shareholder trading activity to help ensure compliance with the Fund's policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. The Fund also reserves the right to reject any purchase order or exchange request that it believes to involve excessive trading of Fund shares or to be potentially disruptive in nature. The Fund may modify any terms or conditions applicable to the purchase of Fund shares or modify its policies as it deems necessary to deter market timing.

      The Fund relies on its service providers to help enforce its market timing policies. The Fund reserves the right to reject any order placed from an omnibus account. Although the Fund has taken these steps to discourage frequent purchases and redemptions of shares, the Fund cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

      BY MAIL. You may redeem shares by mailing a written request to Surgeons Diversified Investment Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

      SIGNATURES. If the shares to be redeemed over any 30-day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by any financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or other financial institution which participates in the STAMP Medallion program sponsored by the Securities

Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion Program will not be accepted. The
Transfer Agent will not accept signature guarantees by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

      Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

      BY TELEPHONE. You also may redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-800-208-6070. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-208-6070. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 for outgoing wires.

      Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

      The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

      THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You also may redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

      The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days. While the Fund may delay the payment of proceeds in this situation, the shareholder will receive the next determined NAV after the Fund receives the redemption request for the shares redeemed.

MINIMUM ACCOUNT BALANCE

      Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

      If the shares in your account have a value of at least $50,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-800-208-6070 for additional information.

REDEMPTIONS IN KIND

      The Fund reserves the right to pay redemptions by a distribution in-kind of securities rather than cash. A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you should expect to incur transaction costs.

SHAREHOLDER STATEMENTS AND REPORTS
--------------------------------------------------------------------------------

As a Fund shareholder, you will receive:

      o     Confirmation statements;

      o     Quarterly account statements;

      o     Annual and semiannual reports with financial statements; and

      o     Year-end tax statements.

      Only one copy of a Prospectus  or an annual or  semiannual  report will be
sent  to  each  household   address.   Call  the  Transfer  Agent  toll-free  at
1-800-208-6070 to request additional copies of these documents.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

      The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

      Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

      The Fund's transactions in Underlying ETFs are subject to special tax rules. These rules and rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

      When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

      You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

      Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

      Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

      NON-U.S. INVESTORS. The Fund generally does not sell shares to non-citizens residing outside the U.S. Shareholders who are not U.S. taxpayers and who reside outside the U.S. may experience adverse tax consequences, including possible withholding of U.S. federal tax from distributions otherwise payable to them, as a result of their status or as a result of certain of the Fund's investment strategies and policies. Shareholders residing outside the U.S. should consult their tax advisors as to the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects fianncial results for a single Fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD ENDED AUGUST 31, 2007(A)
--------------------------------------------------------------------------------

Net asset value at beginning of period .......................   $    10.00
                                                                 ----------

Income from investment operations:
   Net investment income .....................................         0.13
   Net realized and unrealized gains on investments ..........         1.00
                                                                 ----------
Total from investment operations .............................         1.13
                                                                 ----------

Less distributions:
   Dividends from net investment income ......................        (0.10)
                                                                 ----------

Net asset value at end of period .............................   $    11.03
                                                                 ==========

Total return (b) .............................................        11.32%(c)
                                                                 ==========

Net assets at end of period (000's) ..........................   $   44,783
                                                                 ==========

Ratio of net expenses to average net assets (d) ..............         1.35%(e)

Ratio of net investment income to average net assets .........         1.37%(e)

Portfolio turnover rate ......................................            4%(c)

(a) Represents the period from the commencement of operations on September 22, 2006 through August 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment management fee waivers by the Manager, the ratio of expenses to average net assets would have been 1.96%(e) for the period ended August 31, 2007.

(e)   Annualized.

CUSTOMER PRIVACY POLICY

--------------------------------------------------------------------------------

      WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

      In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

      We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

      WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

      To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about you or former customers to anyone, except as permitted to serve your account or required by law.

      We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

      WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

      We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

      We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

      This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

      This privacy policy notice is for Surgeons Diversified Investment Fund, Surgeons Asset Management, LLC, the Fund's investment manager, and Ultimus Fund Distributors, LLC, the Fund's principal underwriter.

      IF YOU HAVE ANY QUESTIONS ABOUT THE CONFIDENTIALITY OF YOUR CUSTOMER INFORMATION, PLEASE CALL 1-800-208-6070 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Surgeons Asset Management, LLC
633 N. Saint Clair Street
Chicago, Illinois 60611-3211
(312) 202-5056

SUBADVISER
Northern Trust Investments, N.A.
50 South LaSalle Street
Chicago, Illinois 60603

ADMINISTRATOR/TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
1-800-208-6070

CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Three First National Plaza
70 West Madison Street, Suite 31
Chicago, Illinois 60602

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

For more detailed information on the Fund, you may request the Statement of Additional Information ("SAI"), which is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

The Fund publishes annual and semiannual reports to shareholders that contain additional information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

The Fund makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website (www.surgeonsfund.com). You also may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at the address on the previous page. You also may call toll-free:

                                  800.208.6070

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You also may request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Commission at 202.942.8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's website at http://www.sec.gov. Copies of information on the Commission's website may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

[LOGO]   Serving the membership of the
         American College of Surgeons

--------------------------------------------------------------------------------

         | DIVERSIFIED                      633 N. Saint Clair St.
Surgeons | INVESTMENT                       Chicago, IL 60611
         | FUND                             Voice 800.208.6070  Fax 312.202.5026
                                            www.surgeonsfund.com





Investment Company Act File No. 811-21868

                      SURGEONS DIVERSIFIED INVESTMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                December 28, 2007

      Surgeons Diversified Investment Fund (the "Fund") is a series of Surgeons Diversified Investment Fund. This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Fund's Prospectus dated December 28, 2007. This SAI incorporates by reference information from the Fund's Annual Report dated August 31, 2007. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by writing to the Fund at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling toll-free 1-800-208-6070, or on the Fund's website at www.surgeonsfund.com.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT.......................2

INVESTMENT RESTRICTIONS.......................................................10

TRUSTEES AND OFFICERS.........................................................11

PRINCIPAL SHAREHOLDERS........................................................13

MANAGEMENT OF THE FUND........................................................14

CALCULATION OF NET ASSET VALUE................................................17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................17

SPECIAL SHAREHOLDER SERVICES..................................................18

PORTFOLIO TRANSACTIONS........................................................19

PROXY VOTING..................................................................20

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................20

OTHER SERVICE PROVIDERS.......................................................22

GENERAL INFORMATION...........................................................25

ADDITIONAL TAX INFORMATION....................................................26

AUDITED FINANCIAL STATEMENTS..................................................28

APPENDIX A: RATINGS DESCRIPTIONS.............................................A-1

APPENDIX B: PROXY VOTING POLICIES............................................B-1

            INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT

      Surgeons Diversified Investment Fund (the "Fund") is a series of Surgeons Diversified Investment Fund (the "Trust"), a diversified open-end management investment company. The Trust was organized under the laws of the State of Ohio on March 13, 2006. Surgeons Asset Management, LLC (the "Manager") provides investment management services to the Fund.

      The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with those strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

                              INVESTMENT OBJECTIVE

      The Fund seeks to provide long-term capital appreciation and income. The Board of Trustees may change the Fund's investment objective without the approval of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                         INVESTMENT TECHNIQUE AND RISKS

      The Fund seeks to achieve its investment objective by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs," whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market ("Underlying ETFs"). An ETF is an investment company that is registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or basket of securities. In addition to investments in shares of the Underlying ETFs, the Fund may invest in U.S. government securities, high-quality short-term instruments, cash and cash equivalents. In addition to the Fund's operating expenses, investors will indirectly pay a proportional share of the operating expenses of the Underlying ETFs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Underlying ETF.

      The Fund invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the allocation of the Fund's assets among the Underlying ETFs by the Manager and Northern Trust Investments, N.A. (the "ETF Subadviser"). Accordingly, the Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as identified in the Prospectus, in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs utilizing such strategies.

      BORROWING. The Fund may borrow money from banks in an amount not to exceed 33% of the value of its total assets. The Fund expects to use borrowing on a limited basis and primarily to satisfy redemption requests in excess of available cash. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit the Fund's net investment income in any given period.

      Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed, or any gain in value less than the cost of amounts borrowed, would cause net asset value to decline more than would otherwise be the case.

      MONEY MARKET MUTUAL FUNDS. For liquidity purposes, the Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds and all other investment companies (subject to 1940 Act limitations) in the aggregate. (To the extent that investments represent beneficial ownership interests in "baskets" of securities of companies which are not registered investment companies under the 1940 Act, or are ETFs that are exempt from percentage limitations pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), the percentage investment limitations set forth in the 1940 Act will not apply.) Notwithstanding the forgoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund are owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

THE UNDERLYING ETFS

      Each  Underlying  ETF is a  registered  investment  company  with a stated
investment objective and is subject to various investment policies and restrictions. The Underlying ETFs in which the Fund currently intends to invest are series of iShares(R) Trust, iShares(R), Inc., Vanguard(R) World Funds, Vanguard(R) Specialized Funds, and SPDR(R) Trust, each of which files financial and other information with the SEC. Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the Fund's Prospectus or this SAI). The Fund also may invest in other exchange-traded funds that may become available for investment in the future at the discretion of the Manager, without shareholder approval. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

      The Fund generally expects to purchase shares of the Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the ETF Subadviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the Underlying ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

      Investments in ETFs and other instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value.

      There  is  a  risk  that  the   Underlying   ETFs  may  terminate  due  to
extraordinary events. For example, any of the service providers to the Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, the Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

      Although the Fund believes that, in the event of the termination of an Underlying ETF, it will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

      LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares,
(ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs (including the Underlying ETFs) that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Manager and the ETF Subadviser) does not acquire more than 3% of the total outstanding stock of such

Underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an Underlying ETF purchased in reliance on Section 12(d)(1)(F), the Underlying ETF is not obligated to redeem an amount exceeding 1% of the Underlying ETF's outstanding shares during a period of less than 30 days.

      Set forth below is a description of securities (and related risks) that may be invested in by certain of the Underlying ETFs.

      The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Fund could be adversely impacted.

      FOREIGN SECURITIES. Certain Underlying ETFs may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

      To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

      Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case an Underlying ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

      Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

      The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

      Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

      U.S. GOVERNMENT SECURITIES. Certain Underlying ETFs may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.

U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently.

      MORTGAGE-BACKED SECURITIES. Certain Underlying ETFs may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued Mortgage-Backed Securities are normally structured with one or more types of "credit enhancement." However, these Mortgage-Backed Securities typically do not have the same credit standing as U.S. government guaranteed Mortgage-Backed Securities.

      Mortgage-Backed Securities may include multiple class securities, including collateralized mortgage obligations ("CMOs"), and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate, and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

      Sometimes, however, CMO classes are "parallel pay," I.E., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, an Underlying ETF may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

      Mortgage-Backed   Securities   also   include   stripped   Mortgage-Backed
Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities that are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

PORTFOLIO TURNOVER

      Each Underlying ETF may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity or fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Underlying ETF may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Underlying ETFs to receive favorable tax treatment. The Underlying ETFs are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

                             INVESTMENT RESTRICTIONS

      The Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this SAI and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of: (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

      The Fund may not:

      1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

      2. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer (except that such limitation does not apply to U.S. Government securities or securities of other investment companies, including the Underlying ETFs).

      3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33% of the value of its total assets.

      4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33% of the value of its total assets; and (iii) by investing in repurchase agreements.

      5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

      6. Purchase securities of companies for the purpose of exercising control.

      7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

      8. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon and commodity index ETFs.

      Except with respect to the percentage limitations relative to the borrowing of money (investment restriction number 3 above), if a percentage limitation set forth above, or stated elsewhere in this SAI or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

                              TRUSTEES AND OFFICERS

      The Board of Trustees has overall responsibility for the conduct of the affairs of the Fund. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Board of Trustees may fill any vacancy on the Board provided that after such appointment, at least two-thirds of the Trustees have been elected by shareholders.

      The Board of Trustees elects the officers of the Fund. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed or disqualified. The Board of Trustees may remove any officer, with or without cause, at any time.

      The names, ages and addresses of the Trustees and executive officers, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during the last five years are shown below.



                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                            PRINCIPAL OCCUPATIONS DURING      FUND COMPLEX
NAME, AGE,  ADDRESS,            DATE FIRST ELECTED OR          PAST 5 YEARS AND OTHER          OVERSEEN BY
POSITIONS HELD WITH THE FUND     APPOINTED TO OFFICE             DIRECTORSHIPS HELD              TRUSTEE
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
James W. Atkinson                     July 2006          Executive Vice President and               1
(age 57)                                                 Chief Financial Officer of Ariel
633 N. Saint Clair Street                                Capital Management, a registered
Chicago, IL  60611                                       investment adviser, from 1995 to
                                                         June 2005.

Michael Abecassis, M.D., MBA          July 2006          Associate Medical Director of              1
(age 49)                                                 United Healthcare from 1999 to
633 N. Saint Clair Street                                present; Associate Professor at
Chicago, IL  60611                                       Northwestern University from 2000
                                                         to September 2004; and Professor
                                                         at Northwestern University since
                                                         September 2004.

INTERESTED TRUSTEE:

John L. Cameron, M.D.*                July 2006          Professor at The Johns Hopkins             1
(age 71)                                                 Hospital from 1970 to present.
633 N. Saint Clair Street
Chicago, IL  60611

EXECUTIVE OFFICERS:

Savitri P. Pai                        July 2006          Chief Operating Officer of                 1
(age 41)                                                 Surgeons Asset Management, LLC
President                                                since April 2006; General
633 N. Saint Clair Street                                Counsel, Chief Compliance Officer
Chicago, IL  60611                                       and Head of Operations for CCM
                                                         Advisors, LLC (a registered
                                                         investment adviser) and Chief
                                                         Legal Officer and Chief Compliance
                                                         Officer of AHA Investment Funds,
                                                         Inc. (a registered investment
                                                         company) from March 2003 to
                                                         March 2006.

Mark J. Seger                        March 2006          Managing Director of Ultimus Fund          1
(age 45)                                                 Solutions, LLC (a registered
Treasurer                                                transfer agent) and Ultimus Fund
225 Pictoria Drive, Suite 450                            Distributors, LLC (a registered
Cincinnati, OH 45246                                     broker-dealer).



                                               10

Robert G. Dorsey                      July 2006          Managing Director of Ultimus Fund          1
(age 50)                                                 Solutions, LLC and Ultimus Fund
Vice President                                           Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

John F. Splain                       March 2006          Managing Director of Ultimus Fund          1
(age 51)                                                 Solutions, LLC and Ultimus Fund
Secretary                                                Distributors, LLC.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

David D. Jones                        July 2006          Managing Member of Drake                   1
(age 49)                                                 Compliance, LLC (a compliance
Chief Compliance Officer                                 consulting firm) since January
395 Sawdust Road  #2137                                  2004; Attorney, David Jones &
The Woodlands, TX  77380                                 Assoc., P.C. (a law firm) since
                                                         January 1998; President and CEO
                                                         of Citco Mutual Fund Services,
                                                         Inc. (a registered transfer
                                                         agent) from February 2001 to May
                                                         2003.

* John L. Cameron is an "interested person" of the Fund, as defined in the 1940 Act, because of his leadership role in the American College of Surgeons.

      The Board of Trustees has established a Committee of Independent Trustees. The members of the Committee are James W. Atkinson and Michael Abecassis, the Independent Trustees on the Board. The Committee is responsible for, among other things, overseeing the Fund's accounting and financial reporting policies and the annual audit of the financial statements of the Fund, and selecting the Fund's independent registered public accounting firm. The Committee met four times during the fiscal period ended August 31, 2007.

TRUSTEE COMPENSATION. Compensation is paid only to Trustees who are not interested persons of the Fund or the Manager (the "Independent Trustees"). Each Independent Trustee receives from the Fund a fee of $1,000 for attendance at each meeting of the Board of Trustees and a fee of $750 for attendance at each Committee meeting. In addition, the Chairman of the Committee of Independent Trustees receives an annual retainer of $3,000, payable quarterly. The Independent Trustees also are reimbursed for travel expenses incurred in connection with attending meetings. The Fund has no retirement, deferred compensation or pension plan. The following table provides compensation paid during the fiscal period ended August 31, 2007.

---------------------------------------------------------------------------------------------------------
                                                                                              Total
                                    Aggregate                                            Compensation for
                                 Compensation for     Pension or      Estimated Annual   Services to the
                                 Services to the      Retirement        Benefits Upon     Fund and Fund
              Name of Trustee          Fund        Benefits Accrued      Retirement          Complex
---------------------------------------------------------------------------------------------------------
John L. Cameron                        None              None               None               None
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------------------------------------------------------------------------------------------
James W. Atkinson                     $7,000             None               None              $7,000
---------------------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA          $6,000             None               None              $6,000
---------------------------------------------------------------------------------------------------------

      INDEPENDENT TRUSTEE OWNERSHIP IN THE FUND'S INVESTMENT MANAGER(1) OR DISTRIBUTOR(2). This information is provided as of December 31, 2006.

-----------------------------------------------------------------------------------------------------------
                   (1)                    (2)             (3)         (4)           (5)            (6)
-----------------------------------------------------------------------------------------------------------
                                     NAME OF OWNERS                 TITLE OF
                                   AND RELATIONSHIPS    NAME OF     CLASS OF     VALUE OF     PERCENTAGE OF
      NAME OF TRUSTEE                  TO TRUSTEE       COMPANY     SECURITY    SECURITIES        CLASS
-----------------------------------------------------------------------------------------------------------
James W. Atkinson                         N/A             N/A         N/A          None            N/A
-----------------------------------------------------------------------------------------------------------
Michael Abecassis, M.D., MBA              N/A             N/A         N/A          None            N/A
-----------------------------------------------------------------------------------------------------------

(1)   Surgeons Asset Management, LLC
(2)   Ultimus Fund Distributors, LLC

                             PRINCIPAL SHAREHOLDERS

      As of December 4, 2007, the following accounts owned of record or beneficially 5% or more of the Fund's outstanding shares:

-------------------------------------------------------------------------------------------------------------
                                         Number of Fund       Percentage of Fund's
   Name and Address of Shareholder        Shares Owned         Outstanding Shares      Type of Ownership
-------------------------------------------------------------------------------------------------------------
Harvard Medical Faculty                   2,169,349.351              51.5%             Record/Beneficial
375 Longwood Ave., 3rd Floor
Boston, Massachusetts 02215
-------------------------------------------------------------------------------------------------------------

      As of December 4, 2007, the officers and Trustees of the Fund as a group owned of record and/or beneficially less than 1% of the Fund's outstanding shares.


                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

      Surgeons Asset Management, LLC (the "Manager") serves as investment manager to the Fund pursuant to an investment management contract approved by the Board of Trustees on July 21, 2006 and dated September 1, 2006 (the "Management Contract"). The Manager is a registered investment adviser that currently manages the Fund as its sole client. Subject to the Fund's investment objective and policies, the Manager is responsible for determining the asset allocation of the Fund, determining when to rebalance the Fund, evaluating and selecting the ETFs in which the Fund may invest (the "Underlying ETFs") and monitoring the ETF Subadviser's investments in the Underlying ETFs. Subject to the general supervision of the Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs, including determinations as to changes in the ETFs in which the Fund may invest and the percentage range of the Fund's assets that may be invested in the Underlying Equity ETFs and the Underlying Fixed Income ETF(s) as separate groups. The Manager will also select and recommend the Fund's subadviser(s), as appropriate, to the Board for its approval and supervises the Fund's non-advisory operations.

      For these services, the Fund pays the Manager a monthly fee computed at the annual rate of 1.00% of the Fund's average daily net assets. The Fund and the Manager have also entered into an Expense Limitation Agreement pursuant to which the Manager has contractually agreed to reduce its fees and/or reimburse the Fund for its operating expenses to the extent necessary so that the annual ordinary operating expenses of the Fund do not exceed 1.35% of its average daily net assets. This Expense Limitation Agreement has an indefinite term and will remain in place as long as the Manager continues to serve in such capacity. Any such fee reductions by the Manager, or payments by the Manager of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.35% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

      During the fiscal period ended August 31, 2007, the Fund accrued investment management fees of $275,547. However, pursuant to the Expense
Limitation Agreement, the Manager received only $104,741 of such fees. The fee reductions of $170,806 remain available for recovery by the Manager until the year ended August 31, 2010.

      Unless sooner terminated, the Management Contract shall continue in effect until September 1, 2008, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Management Contract is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Manager. The Management Contract also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

ETF SUBADVISER

      Northern Trust Investments, N.A. (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments pursuant to a subadvisory agreement dated September 1, 2006 among the ETF Subadviser, the Manager and the Fund (the "Subadvisory Agreement"). The ETF Subadviser manages the Fund's portfolio and continuously administers the Fund's investment program. The ETF Subadviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended, located at 50 South LaSalle Street, Chicago, Illinois 60675. The ETF Subadviser primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. It is a subsidiary of The Northern Trust Company ("NTC"), which acts as the Fund's Custodian. NTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of September 30, 2007, Northern Trust Corporation and its subsidiaries had assets under custody of $4.1 trillion, and assets under investment management of $761 billion.

      Under the terms of the Subadvisory Agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to 0.30% of the Fund's average daily net assets, subject to a minimum annual fee of $42,000 ($10,500 quarterly).

      The Subadvisory Agreement will remain in force until September 1, 2008 and from year to year thereafter, provided such continuance is approved at least annually by: (1) the Board of Trustees or (2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated at any time, on 60 days written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by the ETF Subadviser. The Subadvisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

ADDITIONAL SUBADVISERS

      When the Fund has accumulated at least $100 million in net assets, the Fund may hire an additional subadviser to manage each asset allocation category in which the Fund invests, in which case the additional subadvisers would be responsible for making investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of the Manager and the Board of Trustees, the subadvisers would have complete discretion as to the purchase and sale investments for the Fund consistent with the Fund's investment objective, policies and restrictions. The Manager would compensate all subadvisers out of its management fee.

      The Management Contract and the Subadvisory Agreement each provide that the Manager and the ETF Subadviser, respectively, shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager or the ETF Subadviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

PORTFOLIO MANAGER

      Grant Johnsey is the Portfolio Manager of the Fund.

OTHER ACCOUNTS MANAGED (AS OF AUGUST 31, 2007)

      The Portfolio Manager, along with other members of the ETF Subadviser's management team, managed 440 transition assignments, with a total value of $50 billion, and 41 cash/equity overlay assignments, with a total value of $2 billion. None of these accounts paid an advisory fee based on performance. The Portfolio Manager has not otherwise been responsible for the day-to-day managements of other accounts.

POTENTIAL CONFLICTS OF INTEREST

      The Portfolio Manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The Portfolio Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The ETF Subadviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, it has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, it has adopted policies limiting the circumstances under which cross-trades may be effected. The ETF Subadviser conducts periodic reviews of trades for consistency with these policies.

COMPENSATION

      The  compensation  for the Portfolio  Manager is based on the  competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of the Portfolio Manager's performance and contribution to his management team. The variable incentive award is not based on performance of the Fund or the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

OWNERSHIP OF FUND SHARES

      As of August 31, 2007, the Portfolio Manager did not own any shares of the Fund.

                         CALCULATION OF NET ASSET VALUE

      The net asset value of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Options traded on national securities exchanges are valued at a price between the closing bid and ask prices determined to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Fund. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order in proper form.

      The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for reasons other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

      The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments, in whole or in part, in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

      As noted in the Prospectus, the Fund offers the following shareholder services:

      REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing such transaction.

      AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($25,000 initial investment / $ 1,000 subsequent investment minimum), which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the first business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

      AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $50,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

      Instructions for establishing this service are available by calling the Fund at 1-800-208-6070. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-208-6070, or by writing to:

                      Surgeons Diversified Investment Fund
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

      TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, please call or write the Transfer Agent.

                             PORTFOLIO TRANSACTIONS

      Pursuant to the Subadvisory Agreement, the ETF Subadviser determines, subject to the general supervision of the Manager and the Board of Trustees and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are to execute the Fund's portfolio transactions. The ETF Subadviser seeks the most favorable price and execution in the purchase and sale of securities.

      Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

      The ETF Subadviser selects broker-dealers with the goal of obtaining "best execution." The ETF Subadviser will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded. Recognizing the value of the factors listed above, the ETF Subadviser may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

      During the fiscal period ended August 31, 2007, the Fund paid brokerage commissions of $5,478.

                                  PROXY VOTING

      The Fund, the Manager and the ETF Subadviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Fund, the Manager and the ETF Subadviser are attached to this SAI as Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available, without charge upon request, by calling 1-800-208-6070 or on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees of the Fund has adopted policies and procedures to govern the disclosure of portfolio holdings. The Board of Trustees periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund's shareholders. The procedures identify the circumstances under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. The release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the Board, must be approved by the Fund's chief compliance officer, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

      Except as provided in the Fund's policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holdings of the Fund may be provided to any person. No person or entity may receive any compensation or other consideration (including any agreement to maintain assets in the Fund) for the disclosure of the Fund's portfolio holdings. The Fund's chief compliance officer is responsible for monitoring the use and disclosure of information relating to the Fund's portfolio holdings.

      PUBLIC DISCLOSURE. A complete list of the Fund's portfolio holdings is included in the reports the Fund files with the SEC after the end of each quarter. The Fund will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund's fiscal year).

      Disclosure of statistical or descriptive information about the Fund's holdings that does not specifically name the securities held is not prohibited by the Fund's policy on the release of portfolio holdings.

      RELEASE OF PORTFOLIO HOLDINGS TO FUND SERVICE PROVIDERS AND OTHER THIRD PARTIES. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by the Fund's chief compliance officer, such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure:
(a) to the Trustees of or service providers to the Fund who have a reasonable need of that information to perform their services for the Fund, including, but not limited to the Manager and the Fund's distributor, administrator, transfer agent, custodian, legal counsel and independent registered public accounting firm; (b) disclosure to broker-dealers or other counterparties, research providers or analytical services of lists of holdings or lists of securities of interest in connection with their provision of brokerage, research or analytical services; and (c) in connection with redemptions in-kind permitted under the Fund's policy on redemptions in-kind.

      EXCEPTIONS TO POLICY. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by the Fund's chief compliance officer that such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

      The Fund's chief compliance officer is responsible for keeping written records of any exceptions granted. Any exceptions are required to be reported to the Board of Trustees no later than at the next regularly scheduled board meeting after an exception is made. The Fund has determined to allow an exception to its policy and permit the release of its portfolio holdings to Morningstar, Inc. and Lipper without entering into a written confidentiality agreement.

      For the portfolio holdings disclosure policy of an Underlying ETF, please refer to the statement of additional information for such Underlying ETF.


                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

      As Administrator, Ultimus Fund Solutions, LLC assists in supervising all operations of the Fund (other than those performed by the Manager under the Management Contract). Ultimus has agreed to perform or arrange for the performance of the following services (under the Administration Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

      -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

      -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

      -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

      --    reviews the provision of dividend disbursing services to the Fund;

      -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

      -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

      -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations; and

      -- makes such reports to the Fund's Board of Trustees as the Board reasonably requests.

      As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

      As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

      Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $30,000 per year plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The Fund also pays Ultimus $250 per month for performance reporting and reimburses Ultimus for the cost of daily portfolio price quoting services utilized by Ultimus. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum annual fee of $18,000. The Fund also reimburses Ultimus for its expenses and various incidental fees incurred in serving as Administrator, Fund Accountant and Transfer Agent.

      During the fiscal period ended August 31, 2007, Ultimus received $ 44,536, $30,265 and $16,500 for its services as Administrator, Fund Accountant and Transfer Agent, respectively.

      Unless sooner terminated as provided therein, the Service Agreements between the Fund and Ultimus will continue in effect until September 1, 2008. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods.

      The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

PRINCIPAL UNDERWRITER

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Fund under a written agreement for such services. The Distributor is a wholly-owned subsidiary of Ultimus.

      The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Distribution Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by the Distributor of its obligations and duties thereunder.

      During the fiscal period ended August 31, 2007, Ultimus received $6,000 for distribution services. The fees paid to the Distributor are paid by the Manager, not the Fund.

DISTRIBUTION PLAN

      As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares. Under the terms of the Plan, the Fund may pay for various expenses incurred in
connection  with  the  distribution  of  shares,   including   payments
to the Distributor, securities dealers and others who are engaged in the sale of shares, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, or in connection with shareholder support services which the Fund may reasonably request and which are not otherwise provided by the Fund's transfer agent. The Fund is authorized to engage in such activities, either directly or through other persons with which the Fund has entered into agreements related to the Plan, and to pay directly, or reimburse the Manager for, any such fees or other costs. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. Unreimbursed expenses will not be carried over from year to year, nor will the Fund have any obligation for unreimbursed expenses upon termination of the Plan. During the fiscal period ended August 31, 2007, the Fund did not pay any distribution-related expenses. All distribution-related expenses incurred during such period were paid by the Manager.

      The continuance of the Plan must be specifically approved at least annually by a vote of the Fund's Board of Trustees and by a vote of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Fund's Board of Trustees and by a vote of the Independent Trustees.

      In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of assets for distribution expenses under the Plan should assist in the Fund's growth, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of assets for distribution will be realized. While the Plan is in effect, all amounts spent pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Fund are committed to the discretion of the Independent Trustees during such period.

CUSTODIAN

      The Northern Trust Company (the "Custodian"), 50 South LaSalle Street, Chicago, Illinois 60675 serves as Custodian to the Fund pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The ETF Subadviser is a wholly-owned subsidiary of the Custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund has selected Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, to serve as the independent registered public accounting firm for the Fund and to audit the financial statements of the Fund for its fiscal year ending August 31, 2008.

LEGAL COUNSEL

      The Fund has retained Bell, Boyd & Lloyd LLP, Three First National Plaza, 70 West Madison Street, Suite 31, Chicago, Illinois 60602, to serve as legal counsel for the Fund.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

      The Board of Trustees is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders to shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

      Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.

CODE OF ETHICS

      The Fund, the Manager, the ETF Subadviser and the Distributor have adopted codes of ethics that set forth the circumstances under which the Trustees, officers, employees and access persons of the Fund are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund or the Underlying ETFs.

                           ADDITIONAL TAX INFORMATION

      The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

      Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. The Fund incurred net realized capital losses of $19,399 during the period November 1, 2006 through August 31, 2007, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2008. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

      Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

      Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                          AUDITED FINANCIAL STATEMENTS

      The financial statements of the Fund, which have been audited by Ernst & Young LLP, are incorporated herein by reference to the annual report of the Fund dated August 31, 2007.

                                   APPENDIX A

                              RATINGS DESCRIPTIONS

      The following is a description of the characteristics of ratings used 1by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

      RATINGS BY MOODY'S

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

      COMMERCIAL PAPER:
      -----------------

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                  Prime-1  Highest Quality
                  Prime 2  Higher Quality
                  Prime-3  High Quality

      If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

      S&P RATINGS

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB, B, CCC, CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

      Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

      COMMERCIAL PAPER:
      -----------------

      A-- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

      A-1-- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                                   APPENDIX B

                              PROXY VOTING POLICIES

                         SURGEONS ASSET MANAGEMENT, LLC
                      SURGEONS DIVERSIFIED INVESTMENT FUND

                   POLICIES AND PROCEDURES FOR VOTING PROXIES

PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by Surgeons Diversified Investment Fund (the "Trust"). These policies and procedures have also been adopted by Surgeons Asset Management, LLC (the "Manager"), the investment manager to Surgeons Diversified Investment Fund (the "Fund"), a series of the Trust, and are to be implemented by the various subadvisers to the Fund. Where a subadviser has been appointed to manage certain assets of the Fund, that subadviser shall vote any proxies relating to portfolio securities it manages.

DEFINITIONS

      PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

      PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Manager or various subadvisers to the Fund as being responsible for supervising and implementing these Policies and Procedures.

POLICY FOR VOTING PROXIES OF EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies of exchange traded funds ("ETFs") and other investment companies voted by the Fund will be accompanied by the following voting instructions: "Vote these shares in the same proportion as the vote of all other holders of such shares. Surgeons Diversified Investment Fund, the record owner of the company's shares, is a registered investment company."

POLICY FOR VOTING PROXIES OF OTHER PORTFOLIO SECURITIES.
--------------------------------------------------------

      FIDUCIARY CONSIDERATIONS. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

      MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Fund's shareholders.

CONFLICTS OF INTEREST. The Fund and the Manager recognizes that under certain circumstances the Manager and/or various subadvisers may have a conflict of interest in voting proxies on behalf of the Fund. Such circumstances may include, but are not limited to, situations where the Manager or a subadviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Manager and each subadviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Manager/subadviser with respect to voting proxies on behalf of the Fund, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the subadviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Manager/subadviser shall not vote proxies relating to such issuers on behalf of the Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Manager/subadviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Manager/subadviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Manager/subadviser shall follow the instructions of the Committee of Independent Trustees or (ii) the
Manager/subadviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

PROXY MANAGER APPROVAL. Votes on non-routine matters and votes against a management's recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Trust's Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

SUBADVISERS' VOTING PROCEDURES. The Trust acknowledges that the various subadvisers to the Fund have adopted voting policies and procedures for their clients which have been delivered to the Trust. To the extent that such policies and procedures are consistent with these Policies and Procedures, the subadvisers may implement them with respect to voting proxies on behalf of the Fund. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supercede any comparable provisions of the subadvisers' policies and procedures.

FORM N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Manager. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 1-800-208-6070 or on the Fund's Website at www.surgeonsfund.com and is also available on the SEC's Website at WWW.SEC.GOV.

                                 NORTHERN TRUST
                                  PROXY VOTING
                       POLICIES, PROCEDURES AND GUIDELINES

                                REVISED 04/18/07

                                 NORTHERN TRUST
                                  PROXY VOTING
                       POLICIES, PROCEDURES AND GUIDELINES

                                REVISED 04/18/07


These policies and procedures (and the guidelines that follow) apply to the voting of proxies by Northern Trust Corporation affiliates ("Northern Trust") for accounts over which Northern Trust has been granted proxy voting discretion.

SECTION 1.  PROXY VOTING GUIDELINES

The fundamental precept followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. As used in these policies and procedures the term "clients/beneficiaries" means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account over which Northern Trust has discretionary voting authority.

Absent special circumstances of the types described in these policies and procedures, Northern Trust will generally exercise its proxy voting discretion in accordance with the guidelines set forth below. In situations where the application of Northern Trust's guidelines would be inappropriate for particular proxy issues of non-U.S. companies due to local market standards, customs and best practices, Northern Trust will instruct its Proxy Voting Service (defined below in Section 3) to provide a vote recommendation based on the Proxy Voting Service's relevant global guidelines. Examples of such issues include "poison pill" defenses, which are allowed to be approved by a company's board of directors without shareholder approval in a number of countries, and definitions of director independence, which vary significantly from country to country.

The foregoing domestic and global proxy voting guidelines are collectively referred to in these policies and procedures as the "Proxy Guidelines".

SECTION 2.  PROXY COMMITTEE

Northern Trust's Proxy Committee has responsibility for the content, interpretation and application of the Proxy Guidelines. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. Except as otherwise provided in Section 5, a majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose.

SECTION 3.  PROXY VOTING SERVICE

Northern Trust has delegated to an independent third party proxy voting service ("Proxy Voting Service"), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. In the event that the Proxy Voting Service does not or will not provide recommendations with respect to proxy proposals for securities over which Northern Trust or its affiliates have voting discretion, the relevant proxy analyst at Northern Trust responsible for the issuer or its business sector shall be responsible for reviewing the proxy proposal and making a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.

SECTION 4.  APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst, if it determines such action to be in the best interests of Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy may be voted in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

The Proxy Committee will document the rationale for any proxy voted contrary to the recommendation of the Proxy Voting Service or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst.

SECTION 5.  CONFLICTS OF INTEREST

Northern Trust may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies.

Northern Trust may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Northern Trust seeks to address such conflicts of interest in various ways, including the following:

I.    The establishment, composition and authority of the Proxy Committee

II. The delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service,

III. Subject to paragraph IV below, if the Proxy Committee determines that a particular proxy vote involves a potential conflict of interest between Northern Trust and a person having an interest in the outcome of that vote, it will follow the vote recommendations of the Proxy Voting Service, provided pursuant to these policies and procedures, with respect to such proxy issue unless the Proxy Committee determines, consistent with its duty of loyalty and care, that the interests of clients/beneficiaries would be better served by voting contrary to such vote recommendations. Any determination by the Proxy Committee under this paragraph III to vote a proxy issue in a manner contrary to such vote recommendations must be made by a vote of at least 70% of the then current members of the Proxy Committee.

IV. If the Proxy Committee determines that a particular proxy issue involves a conflict of interest so severe that the Proxy Committee is unable to exercise independent judgment on the voting of such proxy issue, the Proxy Committee may resolve the conflict of interest in any of the following ways:

      o Following the vote recommendation of the Proxy Voting Service provided pursuant to these policies and procedures
      o Following the vote recommendation of an independent fiduciary appointed for that purpose
      o     Voting pursuant to client direction
      o     Abstaining
      o Voting pursuant to a "mirror voting" arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee)

      The method selected by the Proxy Committee may vary, consistent with its duty of loyalty and care, depending upon the facts and circumstances of each situation and the requirements of applicable law. Examples of proxy votes referred to in this paragraph IV include, without limitation, voting proxies on securities issued by Northern Trust Corporation or its affiliates, and proxy votes on matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).

SECTION 6.  PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

I.    A copy of these policies and procedures.
II. A copy of each proxy statement Northern Trust receives regarding client securities.
III.  A record of each vote cast by Northern Trust on behalf of a client.
IV. A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.
V. A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written response by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items II. and
III. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 7.  ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Northern Trust to follow the provisions of a plan's governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.

SECTION 8.  MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 9.  OTHER SPECIAL SITUATIONS

Proxies of funds or accounts that specify the use of proxy guidelines other than the Proxy Guidelines will be voted in accordance with these other guidelines. Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Northern Trust must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, Northern Trust will not vote those proxies in the absence of an unusual, significant vote. Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

                                 NORTHERN TRUST

                             PROXY VOTING GUIDELINES

                            I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Northern Trust generally votes FOR director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism.

B. DIRECTOR INDEPENDENCE

For any situations not already covered by a rule or regulation, Northern Trust will generally vote for shareholder proposals requesting that the board of a company be comprised of a majority of independent directors and will generally vote against shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors. Northern Trust generally votes against shareholder proposals that would require the appointment of a lead or presiding director unless the audit, compensation and nominating committees are not composed of independent persons. Northern Trust generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on an audit, compensation or nominating committee or board. In addition, Northern Trust generally leaves the choice of chairman to the board's discretion as Northern Trust's support for proposals that principal committees consist exclusively of independent directors and that the board be comprised of a majority of independent directors provides sufficient checks and balances.
For all situations that involve a NASDAQ or a NYSE listed company, Northern Trust will use the NASDAQ's or the NYSE's definition, respectively, of an independent director to determine a board candidate's status. In any other situation, Northern Trust will consider a board candidate or member to lack independence if the proposed director:

a) Receives, or one of the proposed director's immediate family members receives, more than $100,000 per year in direct compensation from the listed company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service); such person is presumed not to be independent until three years after he or she ceases to receive more than $100,000 per year in such compensation.

b) Is affiliated with or employed by, or if one of the proposed director's immediate family members is affiliated with or employed in a professional capacity by, a present or former auditor of the company; the proposed director will not be considered "independent" until three years after the end of either the affiliation or the auditing relationship.

c) Is employed, or one of the proposed director's immediate family members is employed, as an executive officer of another company where any of the listed company's present executives serves on that company's compensation committee; the proposed director will not be considered "independent" until three years after the end of such service or the employment relationship.

d) Is an executive officer or an employee, or one of the proposed director's immediate family members is an executive officer, of another company (A) that accounts for at least 2% or $1 million, whichever is greater, of the listed company's consolidated gross revenues, or (B) for which the listed company accounts for at least 2% or $1 million, whichever is greater, of such other company's consolidated gross revenues; in each case, the proposed director is not considered "independent" until three years after consolidated gross revenues fall below that threshold.

C. STOCK OWNERSHIP REQUIREMENTS

Northern Trust generally votes AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

D. TERM OF OFFICE

Northern Trust generally votes AGAINST shareholder proposals to limit the tenure of outside directors.

E. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE BY CASE basis. Northern Trust generally votes for proposals providing indemnification protection to officers and directors, and FOR proposals limiting the liability of officers and directors FOR monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

F. CHARITABLE CONTRIBUTIONS

Northern Trust votes AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


                               II. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

o long-term financial performance of the target company relative to its industry;
o     management's track record;
o background to the proxy contest; o qualifications of director nominees (both slates);
o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o     stock ownership positions.

B. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis. Northern Trust will generally support such proposals in cases where (i) Northern Trust votes in favor the dissidents and
(ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

Northern Trust generally votes FOR proposals allowing shareholders to elect replacements and fill vacancies.


                                  III. AUDITORS

RATIFYING AUDITORS

Northern Trust generally votes FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Northern Trust generally votes AGAINST shareholder proposals that seek to restrict management's ability to utilize selected auditors, subject to the qualifications set forth above.


                           IV. PROXY CONTEST DEFENSES

A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Northern Trust generally votes AGAINST proposals to classify the board and FOR proposals to repeal classified boards and to elect all directors annually.

B. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Northern Trust generally votes FOR proposals that provide that directors may be removed ONLY for cause.

Northern Trust generally votes FOR proposals allowing shareholders to elect replacements and fill vacancies.

C. CUMULATIVE VOTING

Northern Trust generally votes AGAINST proposals to eliminate cumulative voting, unless such proposals are intended to effectuate a majority voting policy.

Northern Trust generally votes FOR proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with Northern Trust's majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case Northern Trust generally votes against such cumulative voting proposals.

D.  MAJORITY VOTING

In analyzing shareholder proposals calling for directors in uncontested elections to be elected by an affirmative majority of votes cast, Northern Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes FOR shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes AGAINST shareholder majority voting proposals, provided that the policy is set forth in the company's annual proxy statement and either:

      - requires nominees who receive majority withhold votes to tender their resignation to the board;
      - sets forth a clear and reasonable timetable for decision-making regarding the nominee's status; and
      - does not contain any specific infirmities that would render it an ineffective alternative to an affirmative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company's majority voting (or majority withhold) policy, Northern Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee's resignation and the range of actions open to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underling causes of the withheld votes, etc.).

E. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Northern Trust generally votes FOR proposals to restrict or prohibit shareholder ability to call special meetings, but will vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings if the minimum ownership requirement is at least 15% of outstanding shares.

F. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Northern Trust generally votes against proposals allowing shareholders to take action by written consent

G. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Northern Trust generally votes AGAINST proposals limiting management's ability to alter the size of the board.


                            V. TENDER OFFER DEFENSES

A. POISON PILLS

Northern Trust generally votes AGAINST shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Northern Trust will review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B. FAIR PRICE PROVISIONS

Northern Trust will review votes CASE-BY-CASE on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Northern  Trust  generally   votes  FOR  shareholder   proposals  to  lower  the
shareholder vote requirement in existing fair price provisions.

C. GREENMAIL

Northern Trust generally votes FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Northern Trust votes on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. PALE GREENMAIL

Northern Trust votes on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E. UNEQUAL VOTING RIGHTS

Northern Trust generally votes AGAINST dual class exchange offers.

Northern Trust generally votes AGAINST dual class recapitalizations.

F.  SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Northern Trust generally votes AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Northern Trust generally votes FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.  SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Northern Trust generally votes AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Northern Trust generally votes FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.  WHITE SQUIRE PLACEMENTS

Northern Trust generally votes FOR shareholder proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes, unless the company has committed to issuing such shares with no more than one vote per share.


                     VI. MISCELLANEOUS GOVERNANCE PROVISIONS

A.  CONFIDENTIAL VOTING

Northern Trust generally votes FOR proposals requiring confidential voting and independent vote tabulators.

B.  EQUAL ACCESS

Northern Trust generally votes against shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.  BUNDLED PROPOSALS

Northern Trust votes on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.  SHAREHOLDER ADVISORY COMMITTEES

Northern Trust votes on a CASE-BY-CASE basis, proposals to establish a shareholder advisory committee.


                             VII. CAPITAL STRUCTURE

A.  COMMON STOCK AUTHORIZATION

Northern Trust votes on a CASE-BY-CASE basis, proposals to increase the number of shares of common stock authorized for issue.

B.  STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Northern Trust generally votes FOR management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.  REVERSE STOCK SPLITS

Northern Trust generally votes FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.  BLANK CHECK PREFERRED AUTHORIZATION

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Northern Trust generally votes against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

E. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Northern Trust generally votes FOR shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the shares are to be issued for the purpose of raising capital or making acquisitions.

F.  ADJUST PAR VALUE OF COMMON STOCK

Northern Trust generally votes FOR management proposals to reduce the par value of common stock.

G.  PREEMPTIVE RIGHTS

Northern Trust reviews on a CASE-BY-CASE basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. We generally oppose preemptive rights for publicly-held companies with a broad stockholder base.

H.  DEBT RESTRUCTURINGS

Northern Trust reviews on a CASE-BY-CASE basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

o DILUTION -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
o CHANGE IN CONTROL -- Will the transaction result in a change in control of the company?
o BANKRUPTCY -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.  SHARE REPURCHASE PROGRAMS

Northern Trust generally votes FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


                    VIII. EXECUTIVE AND DIRECTOR COMPENSATION

Northern Trust votes on a CASE-BY-CASE basis on executive and director compensation plans. Northern Trust generally votes AGAINST compensation plans if :

      a. The exercise price is less than 100% of fair market value at the time of grant; or
      b. The company has repriced underwater stock options during the past three years; or
      c.    The company fails the following described burn rate test.

A company will generally fail Northern Trust 's burn rate test if its three year average burn rate exceeds 2% AND exceeds an amount that is one standard deviation in excess of its GICS industry mean (segmented by Russell 3000 and non-Russell 3000 companies). A company that exceeds both of the foregoing three year average burn rates amounts can avoid a negative vote if it commits in a public filing to maintain a burn rate over the next three fiscal years that is no higher than one standard deviation in excess of its industry mean as calculated at the time of the proposal. Restricted shares or other "full-value" awards granted will be counted against the burn rate based on the following multiplier that varies based on a company's annual stock price volatility:

COMPANY CHARACTERISTICS         ANNUAL STOCK PRICE VOLATILITY      MULTIPLIER
   High Volatility                       53% or greater             1.5 to 1
   MediumVolatility                      25% to 52.99%              2.0 to 1
   Low Volatility                        25% or lower               4.0 to 1


A. OBRA-RELATED COMPENSATION PROPOSALS

o     AMENDMENTS  THAT  PLACE A CAP ON  ANNUAL  GRANT  OR  AMEND  ADMINISTRATIVE
      FEATURES

Northern Trust generally votes FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o     AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Northern Trust generally votes FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans that would both increase shares reserved AND qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

o     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Northern Trust generally votes FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B.  SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Northern  Trust  generally  votes  AGAINST   shareholder   proposals  that  seek
additional disclosure of executive and director pay information.

Northern Trust votes on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C.  GOLDEN AND TIN PARACHUTES

Northern Trust generally votes AGAINST shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

D. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS) AND OTHER BROAD-BASED EMPLOYEE STOCK PLANS

Northern Trust generally votes FOR proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is "excessive" (i.e., generally greater than ten percent (10%) of outstanding shares).

E.  401(K) EMPLOYEE BENEFIT PLANS

Northern Trust generally votes FOR proposals to implement a 401(k) savings plan for employees.

F.  DIRECTOR RETIREMENT BENEFITS

Northern Trust generally votes FOR shareholder proposals requesting companies cease to pay retirement benefits to directors.


                           IX. STATE OF INCORPORATION

A.  VOTING ON STATE TAKEOVER STATUTES

Northern Trust votes on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.  VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


                     X. MERGERS AND CORPORATE RESTRUCTURINGS

A.  MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

o     anticipated financial and operating benefits;
o     offer price (cost vs. premium);
o     prospects of the combined companies;
o     how the deal was negotiated; and
o     changes in corporate governance and their impact on shareholder rights.

B.  CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C.  SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.  ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.  LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.  APPRAISAL RIGHTS

Northern Trust generally votes FOR proposals to restore, or provide shareholders with, rights of appraisal.

G.  CHANGING CORPORATE NAME

Northern Trust generally votes FOR changing the corporate name.

H.  ADJOURN MEETING

Northern Trust generally votes AGAINST proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.


                                XI. MUTUAL FUNDS

A.  ELECTION OF TRUSTEES

Votes on trustee nominees are evaluated on a CASE-BY-CASE basis.

B.  INVESTMENT ADVISORY AGREEMENT

Votes on investment advisory agreements are evaluated on a CASE-BY-CASE basis.

C.  FUNDAMENTAL INVESTMENT RESTRICTIONS

Votes on amendments to a fund's fundamental investment restrictions are evaluated on a CASE-BY-CASE basis.

D.  DISTRIBUTION AGREEMENTS

Votes on distribution agreements are evaluated on a CASE-BY-CASE basis.


                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

Northern Trust generally supports the position of a company's board of directors when voting on shareholder initiated social and environmental proposals. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

                      SURGEONS DIVERSIFIED INVESTMENT FUND

PART C. OTHER INFORMATION
        -----------------

Item 23. EXHIBITS
         --------

      (a)   Amended  and  Restated   Agreement   and   Declaration   of  Trust--
            Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

      (b) Amended and Restated Bylaws-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

      (c)   Not applicable

      (d)   (i)   Investment Management Contract with Surgeons Asset Management,
                  LLC-- Filed herewith

            (ii) Subadvisory Agreement with Northern Trust Investments, N.A.-- Filed herewith

            (iii) First  Amendment to Subadvisory  Agreement with Northern Trust
                  Investment, N.A.-- Filed herewith

      (e) Distribution Agreement with Ultimus Fund Distributors, LLC-- Filed herewith

      (f)   Not applicable

      (g)   Custody Agreement with The Northern Trust Company-- Filed herewith

      (h)   (i)   Expense  Limitation  Agreement with Surgeons Asset Management,
                  LLC-- Filed herewith

            (ii) Addendum to Expense Limitation Agreement with Surgeons Asset Management-- filed herewith

            (iii) Administration Agreement with Ultimus Fund Solutions, LLC--
                  Filed herewith

            (iv) Fund Accounting Agreement with Ultimus Fund Solutions, LLC-- Filed herewith

            (v) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC-- Filed herewith

            (vi)  Compliance Consulting Agreement-- Filed herewith

      (i) Opinion and Consent of Counsel relating to Issuance of Shares-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

      (j) Consent of Independent Registered Public Accounting Firm-- Filed herewith

      (k)   Not applicable

      (l)   Agreement Relating to Initial Capital-- Filed herewith

      (m) Distribution (Rule 12b-1) Plan-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

      (n)   Not applicable

      (o)   Reserved

      (p)   (i)   Code of Ethics of Registrant  and Surgeons  Asset  Management,
                  LLC-- Filed herewith

            (ii) Code of Ethics of Ultimus Fund Distributors, LLC-- Filed herewith

            (iii) Code  of  Ethics  of  Northern   Trust   Investments,   N.A.--
                  Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on August 8, 2006

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         --------------------------------------------------------------

      No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. INDEMNIFICATION
         ---------------

      Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

      "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers (including the Trust's Chief Compliance Officer) or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")
      against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

      Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment manager. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

      The Investment Management Contract with Surgeons Asset Management, LLC (the "Manager") shall provide that the Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Investment Management Contract, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Manager's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Manager in its actions under the Investment Management Contract or breach of its duty or of its obligations thereunder.

      The Subadvisory Agreement with Northern Trust Investments, N.A. (the "ETF Subadviser") shall provide that the Subadviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Subadvisory
      Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from the ETF Subadviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the ETF Subadviser in its actions under the Subadvisory Agreement or breach of its duty or of its obligations thereunder.

      The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") shall provide that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Distribution Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Distribution Agreement. Registrant intends to advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

      Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Investment Management
      Contract, the Subadvisory Agreement and the Distribution Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion. Registrant may advance attorneys' fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as one of the following conditions is met: (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
         --------------------------------------------------------

      The Manager has been registered as an investment adviser since 2006 and Registrant is the sole client of the Manager. The directors and officers of the Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

            (i)   Savitri  Pai  -  Chief  Operating   Officer  of  the  Manager;
                  previously Chief Legal Officer and Chief Compliance Officer of AHA Investment Funds, Inc.

            (ii) Dr. Thomas Russell - Chief Executive Officer of the Manager; currently, and for the past two years has been, Executive Director of the American College of Surgeons.

            (iii) Gay L.  Vincent  - Chief  Financial  Officer  of the  Manager;
                  currently, and for the past two years has been, Comptroller of the American College of Surgeons.

            (iv) Debbie Bakazan - Chief Compliance Officer of the Manager; previously Chief Compliance Officer and Business Services Manager of CCM Advisors, LLC.

            (v) Directors of the Manager: Harold R. Bailey, John L. Cameron, Richard J. Finley, Charles D. Mabry and James D. Richardson

      The business address of the Manager and of each director and officer of the Manager is 633 N. Saint Clair, Chicago, Illinois 60611.

      The ETF Subadviser has been registered as an investment adviser since 1988. The ETF Subadviser is a wholly-owned subsidiary of The Northern Trust Company ("NTC"), an Illinois state chartered bank, and serves as the subadviser to the Registrant. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. The ETF Subadviser is located at 50 South LaSalle Street, Chicago, Illinois 60603. Set forth below is a list of officers and directors of the ETF Subadviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of the ETF Subadviser hold comparable positions with NTC (other than as director), as indicated below, and certain other officers of the ETF Subadviser hold comparable positions with other direct or indirect subsidiaries of Northern Trust Corporation.

Name and Position with                   Name of Other Company               Position with Other
ETF Subadviser (NTI)                                                                 Company
----------------------------------------------------------------------------------------------------
Adams Bradford S., Jr.                 The Northern Trust Company           Senior Vice President
Senior Vice President

Aitcheson, James A.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Allen-Nichols, Darlene                 The Northern Trust Company           Vice President
Vice President

Alongi, David M.                       The Northern Trust Company           Vice President
Vice President

Andersen, Brian E.                     The Northern Trust Company           Vice President
Vice President

Anwar, Raheela Gill                    The Northern Trust Company           Senior Vice President
Senior Vice President

Atkins, Stephen G.                     The Northern Trust Company           Vice President
Vice President

Ayres, Scott R.                        The Northern Trust Company           Vice President
Vice President

Azar, Frederick A.                     The Northern Trust Company           Vice President
Vice President

Balon, Jr., Richard E.                 The Northern Trust Company           Vice President
Vice President

Baras, Ellen G.                        The Northern Trust Company           Vice President
Vice President

Barr, Andrea C.                        The Northern Trust Company           Vice President
Vice President

Baskin, Jeremy M.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Beckman, Carl P.                       The Northern Trust Company           Senior Vice President
Senior Vice President & Treasurer

Benson, Jacquelyn M.                   The Northern Trust Company           Vice President
Vice President

Bergin, Kathryn L.                     The Northern Trust Company           Vice President
Vice President

Bergson, Robert H.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Blair, Timothy P.                      The Northern Trust Company           Vice President
Vice President

Bleecker, Ali K.                       The Northern Trust Company           Vice President
Senior Vice President

Boeckmann, Eric Vonn                   The Northern Trust Company           Vice President
Vice President

Bukoll, Martin B.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.              The Northern Trust Company           Senior Vice President
Senior Vice President

Carberry, Craig R.                     The Northern Trust Company           Senior Attorney
Secretary

Carlson, Mark D.                       The Northern Trust Company           Vice President
Senior Vice President

Carlson, Robert A.                     The Northern Trust Company           Vice President
Vice President

Casey, Edward J.                       The Northern Trust Company           Vice President
Vice President

Clarke-Czochara, Susan                 The Northern Trust Company           Vice President
Vice President

Connellan, Kevin Anthony               The Northern Trust Company           Senior Vice President
Senior Vice President

Cubeles, Alain                         The Northern Trust Company           Senior Vice President
Senior Vice President

D'Arienzo, Louis R.                    Northern Trust Bank, N.A.            Vice President
Vice President

Dennehy II, William                    The Northern Trust Company           Vice President
Vice President

Doell, John C.                         The Northern Trust Company           Vice President
Vice President

Dow, Robert John                       The Northern Trust Company           Senior Vice President
Senior Vice President

Driscoll, Peter John                   The Northern Trust Company           Vice President
Vice President

Drucker, Michael J.                    The Northern Trust Company           Vice President
Vice President

Du Mais, Thomas P.                     The Northern Trust Company           Vice President
Vice President

Dudley, Jr., Orie Leslie               The Northern Trust Company           Executive Vice President
Director, Executive                    and Northern Trust Corporation       and Chief Investment Officer
Vice President & CIO

Easow, Benjamin                        The Northern Trust Company           Vice President
Vice President

Egizio, Michael P.                     The Northern Trust Company           Vice President
Vice President

Everett, Steven R.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Flood, Peter J.                        The Northern Trust Company           Senior Vice President
Senior Vice President

Francis, James B.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Fronk, Christopher A.                  The Northern Trust Company           Senior Vice President
Senior Vice President

Geller, Stephanie L.                   The Northern Trust Company           Senior Vice President
Senior Vice President

Geraghty, Kim Marie                    The Northern Trust Company           Former Vice President
Vice President

Gerlach, Jennifer Ann                  The Northern Trust Company           Vice President
Vice President

Gingras, Donna                         The Northern Trust Company           Vice President & Controller
Vice President & Controller

Gossett, Mark C.                       The Northern Trust Company           Senior Vice President
Director, Senior Vice President
& COO

Graham, Katherine D.                   The Northern Trust Company           Vice President
Vice President

Gray, Robert S.                        The Northern Trust Company           Senior Vice President
Senior Vice President

Griffin, Michelle D.                   The Northern Trust Company           Vice President
Vice President

Grove, Gail M.                         The Northern Trust Company           Vice President
Vice President

Halter, Ann M.                         The Northern Trust Company           Vice President
Vice President

Hammer, Alice S.                       The Northern Trust Company           Vice President
Vice President

Hance, Geoffrey M.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Hardy, Kevin S. L.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Hare, William A.                       The Northern Trust Company           Vice President
Vice President

Hausken, Philip Dale                   The Northern Trust Company           Senior Vice President
Senior Vice President

Hawkins, Sheri Barker                  The Northern Trust Company           Vice President
Vice President

Hayne, William V.                      The Northern Trust Company           Vice President
Vice President

Hegyi, Kathleen L.                     The Northern Trust Company           Vice President
Vice President

Hiemenz, Kent C.                       The Northern Trust Company           Senior Vice President
Senior Vice President

Hill, Susan                            The Northern Trust Company           Senior Vice President
Senior Vice President

Hockley, Jackson L.                    The Northern Trust Company           Vice President
Vice President

Holland, Jean-Pierre                   The Northern Trust Company           Vice President
Vice President

Honig, Bruce S.                        The Northern Trust Company           Vice President
Vice President

Hyatt, William E.                      The Northern Trust Company           Vice President
Vice President

Inzunza, Richard J.                    The Northern Trust Company           Vice President
Vice President

Iscra, Daniel P.                       The Northern Trust Company           Vice President
Vice President

Iwanicki, John W.                      The Northern Trust Company Senior    Vice President
Senior Vice President

Jacobs, Peter M.                       The Northern Trust Company           Vice President
Vice President

Johnson, Amy L.                        The Northern Trust Company           Vice President
Vice President

Johnston, Barbara M.                   The Northern Trust Company           Vice President
Vice President

Jordan, Robin R.                       The Northern Trust Company           Vice President
Vice President

Joves, Evangeline Mendoza              The Northern Trust Company           Vice President
Vice President

Kenzer, David T.                       The Northern Trust Company           Vice President
Vice President

King III, Archibald E.                 The Northern Trust Company           Senior Vice President
Senior Vice President

Koch, Deborah L.                       The Northern Trust Company           Vice President
Vice President

Kollannur, Robin R.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Korytowski, Donald H.                  The Northern Trust Company           Vice President
Vice President

Kotsogiannis, Nikolas                  The Northern Trust Company           Vice President
Vice President

Krauter, Michael L.                    The Northern Trust Company           Vice President
Vice President

Krieg, John L.                         The Northern Trust Company           Senior Vice President
Senior Vice President

Krull, Gerald M.                       The Northern Trust Company           Vice President
Vice President

Kuhl, Gregory M.                       The Northern Trust Company           Senior Vice President
Senior Vice President

Laciak, Therese M.                     Northern Trust Bank, N.A.            Vice President
Vice President

Laughlin, Roberta J.                   The Northern Trust Company           Vice President
Vice President

Leo, John B.                           The Northern Trust Company           Senior Vice President
Senior Vice President

Logan, Lyle                            The Northern Trust Company           Executive Vice President
Executive Vice President

Ludwig, Jeanne M.                      The Northern Trust Company           Vice President
Vice President

Lyons, William A.                      The Northern Trust Company           Vice President
Vice President

Marchese, Peter                        The Northern Trust Company           Senior Vice President
Senior Vice President

Marcoline, Michael                     The Northern Trust Company           Vice President
Vice President

Marshe, Daniel James                   The Northern Trust Company           Vice President
Vice President

Mastantuono, Deborah A.                The Northern Trust Company           Vice President
Vice President

McCart, Mary Jane                      The Northern Trust Company           Senior Vice President
Senior Vice President

McDonald, James D.                     The Northern Trust Company           Senior Vice President
Senior Vice President

McGregor, Timothy T.                   The Northern Trust Company           Senior Vice President
Senior Vice President

McHugh, David K.                       The Northern Trust Company           Senior Vice President
Senior Vice President

Mecca, Melinda S.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Mehta, Ashish R.                       The Northern Trust Company           Vice President
Vice President

Mendel, Roger A.                       The Northern Trust Company           Vice President
Vice President

Meservey, Marilyn J.                   The Northern Trust Company           Vice President
Vice President & Asst. Treasurer

Michaels, Peter M.                     The Northern Trust Company           Vice President
Vice President

Misik, Timothy A.                      The Northern Trust Company           Vice President
Vice President

Mitchell, Robert G.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Muench, Scott O.                       Northern Trust Bank, N.A.            Vice President
Vice President

Murphy, Shaun D.                       The Northern Trust Company           Vice President
Vice President

Musial, Tim                            The Northern Trust Company           Vice President
Vice President

Myre, Matthew L.                       The Northern Trust Company           Vice President
Vice President

Nellans, Charles J.                    The Northern Trust Company           Vice President
Vice President

Nickey, William M.                     The Northern Trust Company           Vice President
Vice President

O'Brien, Thomas E.                     The Northern Trust Company           Vice President
Vice President

O'Connor, Eileen M.                    The Northern Trust Company           Vice President
Vice President

O'Shaughnessy, Kevin J.                The Northern Trust Company           Vice President
Vice President

Phelan, Daniel J.                      The Northern Trust Company           Vice President
Vice President

Pollak, Donald R.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Pries, Katie D.                        The Northern Trust Company           Senior Vice President
Senior Vice President

Quinn, Patrick D.                      The Northern Trust Company           Vice President
Vice President

Rakowski, Andrew F.                    The Northern Trust Company           Vice President
Vice President

Rakvin, Chad M.                        The Northern Trust Company           Senior Vice President
Senior Vice President

Ranaldi, Anna Maria                    The Northern Trust Company           Vice President
Vice President

Reeder, Brent D.                       The Northern Trust Company           Vice President
Vice President

Reller, Jacqueline R.                  The Northern Trust Company           Vice President
Vice President

Renaud, Donna Lee                      The Northern Trust Company           Vice President
Vice President

Riggins, Amy D.                        The Northern Trust Company           Vice President
Vice President

Ringo, Wesley L.                       The Northern Trust Company           Senior Vice President
Senior Vice President

Robertson, Alan W.                     The Northern Trust Company           Chairman, President &
Chairman, President & CEO                                                   Chief Executive Officer

Robertson, Colin A.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Rocha, Heather Parkes                  The Northern Trust Company           Vice President
Vice President

Rowohlt, Theresa M.                    The Northern Trust Company           Vice President
Vice President

Runquist, Lori Rae                     The Northern Trust Company           Senior Vice President
Senior Vice President

Ryer, Alexander D.                     The Northern Trust Company           Vice President
Vice President

Sanchez, Vanessa M.                    The Northern Trust Company           Vice President
Vice President

Santiccioli, Steven J.                 Northern Trust Bank, N.A.            Vice President
Vice President

Schoenfeld, Steven A.                  The Northern Trust Company           Senior Vice President
Senior Vice President

Schweitzer, Eric K.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Sclafani, Guy J.                       The Northern Trust Company           Vice President
Vice President

Seward, Richard Raymond                The Northern Trust Company           Vice President
Vice President

Skjervem, John D.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Skowron, Gail A.                       The Northern Trust Company           Vice President
Vice President

Southworth, Theodore T.                The Northern Trust Company           Senior Vice President
Senior Vice President

Streed, Robert N.                      The Northern Trust Company           Senior Vice President
Senior Vice President

Sullivan, Carol H.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Sullivan, Kevin P.                     The Northern Trust Company           Vice President
Vice President

Szaflik, Carolyn B.                    Northern Trust Bank, N.A.            Vice President
Vice President

Szostak II, Jon E.                     The Northern Trust Company           Vice President
Vice President

Szymanek, Frank D.                     The Northern Trust Company           Senior Vice President
Senior Vice President

Taylor, Brad L.                        The Northern Trust Company           Vice President
Vice President

Tome, Craig E.                         The Northern Trust Company           Vice President
Vice President

Trethaway, Jennifer Kamp               The Northern Trust Company           Senior Vice President
Senior Vice President

Turner, Betsy Licht                    The Northern Trust Company           Senior Vice President
Senior Vice President

Tushman, Matthew R.                    The Northern Trust Company           Vice President
Vice President

Vardas, Michael A.                     The Northern Trust Company           Senior Vice President
Director & Senior Vice President

Vigsnes II, Richard Allan              The Northern Trust Company           Senior Vice President
Senior Vice President

Waddell, Frederick H.                  The Northern Trust Company           President C&IS
Director

Walker, Sharon M.                      Northern Trust Bank, N.A.            Vice President
Vice President

Weller II, Andrew M.                   The Northern Trust Company           Vice President
Vice President

Wennlund, Lloyd A.                     The Northern Trust Company           Executive Vice President
Director and Executive                 Northern Trust Securities, Inc.      President
Vice President

Wilken, Heather Ryan                   The Northern Trust Company           Vice President
Vice President

Wilkins, Anthony E.                    The Northern Trust Company           Senior Vice President
Senior Vice President

Winters, Marie C.                      The Northern Trust Company           Vice President
Vice President

Wong, Kai Yee                          Northern Trust Bank, N.A.            Vice President
Vice President

Wosneski, Keith A.                     The Northern Trust Company           Vice President
Vice President

Wright, Mary Kay                       The Northern Trust Company           Vice President
Vice President

      The business address of the ETF Subadviser and of each director and executive officer of the ETF Subadviser is 50 South LaSalle Street, Chicago, Illinois 60603.

Item 27. PRINCIPAL UNDERWRITERS
         ----------------------

            (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, The Shepherd Street Funds, Inc., The Destination Funds, The GKM Funds, Oak Value Trust, The Cutler Trust, Profit Funds Investment Trust, Veracity Funds, The Berwyn Funds, Schwartz Investment Trust, TFS Capital Investment Trust, Black Pearl Funds, PMFM Investment Trust, Centurion Investment Trust, Piedmont Investment Trust, Monteagle Funds, and Gardner Lewis Investment Trust, other open-end investment companies.

            (b) The following list sets forth the directors and executive officers of the Distributor. The address of the Distributor and the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

                                       Position with          Position with
                  NAME                 Distributor            Registrant
                  -----------------    --------------------   ------------------
                  Robert G. Dorsey     President/Managing     Vice President
                                       Director

                  John F. Splain       Secretary/Managing     Secretary
                                       Director

                  Mark J. Seger        Treasurer/Managing     Treasurer
                                       Director

                  Theresa M. Bridge    Vice President         Assistant
                                                              Treasurer

                  Wade R. Bridge       Vice President         Assistant
                                                              Secretary

                  Craig J. Hunt        Vice President         Assistant Vice
                                                              President

                  Tina H. Bloom        Vice President         None

                  Steven F. Nienhaus   Vice President         None

            (c)   Inapplicable

Item 28. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 633 N. Saint Clair, Chicago, Illinois 60611-3211, or at the offices of the Registrant's transfer agent located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 50 South LaSalle Street, Chicago, Illinois 60603.

Item 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
         -------------------------------------------------

      Inapplicable

Item 30. UNDERTAKINGS
         ------------

      Inapplicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of December, 2007.

                                            SURGEONS DIVERSIFIED INVESTMENT FUND


                                            By: /s/ Savitri P. Pai
                                                --------------------------------
                                                Savitri P. Pai, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                           Date

 /s/ Savitri P. Pai            President (Chief Executive      December 26, 2007
-------------------------      Officer)
Savitri P. Pai

/s/Mark J. Seger               Treasurer (Chief Financial      December 26, 2007
-------------------------      Officer)
Mark J. Seger

         *                     Trustee                         December 26, 2007
-------------------------
John L. Cameron

         *                     Trustee                         December 26, 2007
-------------------------
Michael Abecassis

         *                     Trustee                         December 26, 2007
-------------------------
James W. Atkinson

                                                 By: /s/ Savitri P. Pai
                                                 -------------------------------
                                                 Savitri P. Pai
                                                 Attorney-in-fact*
                                                 December 26, 2007

                                INDEX TO EXHIBITS
                                -----------------


Item 23 (d)(i)   Investment Management Contract with Surgeons Asset Management,
                 LLC

Item 23 (d)(ii)  Subadvisory Agreement with Northern Trust Investments, N.A.

Item 23 (d)(iii) First Amendment to Subadvisory Agreement with Northern Trust
                 Investment, N.A.

Item 23 (e)      Distribution Agreement with Ultimus Fund Distributors, LLC

Item 23 (g)      Custody Agreement with The Northern Trust Company

Item 23 (h)(i)   Expense Limitation Agreement with Surgeons Asset Management,
                 LLC

Item 23 (h)(ii)  Addendum to Expense Limitation Agreement with Surgeons Asset
                 Management

Item 23 (h)(iii) Administration Agreement with Ultimus Fund Solutions, LLC

Item 23 (h)(iv)  Fund Accounting Agreement with Ultimus Fund Solutions, LLC

Item 23 (h)(v)   Transfer and Shareholder Services Agreement with Ultimus Fund
                 Solutions, LLC

Item 23 (h)(vi)  Compliance Consulting Agreement

Item 23 (j)      Consent of Independent Registered Public Accounting Firm

Item 23 (l)      Agreement Relating to Initial Capital

Item 23 (p)(i)   Code of Ethics of Registrant and Surgeons Asset Management, LLC

Item 23 (p)(ii)  Code of Ethics of Ultimus Fund Distributors, LLC